UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22078

Master Trust

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, NY 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Asset Management

One North Wacker Drive

Chicago, IL 60606

(Name and address of agent for service)

Copy to:

Stephen H. Bier, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end:  April 30

Date of reporting period:  October 31, 2018

Item 1.  Reports to Stockholders.

Master Trust

Semiannual Report  |  October 31, 2018

Includes:

•	Prime Master Fund
•	Government Master Fund
•	Treasury Master Fund
•	Prime CNAV Master Fund
•	Tax-Free Master Fund

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in the related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2018 to October 31, 2018.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

	Beginning account value May 1, 2018	Ending account value October 31, 2018	Expenses paid during period[1] 05/01/18 to 10/31/18	Expense ratio during the period

Prime Master Fund
Actual	$1,000.00	$1,010.50	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

Government Master Fund
Actual	$1,000.00	$1,009.40	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

Treasury Master Fund
Actual	$1,000.00	$1,009.40	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

Prime CNAV Master Fund
Actual	$1,000.00	$1,010.30	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

Tax-Free Master Fund
Actual	$1,000.00	$1,006.30	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

Master Trust

Portfolio characteristics at a glance—October 31, 2018 (unaudited)

Prime Master Fund

Characteristics
Weighted average maturity[1]	22 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	48.1%
France	8.8
Sweden	8.0
Japan	6.3
Singapore	5.5
Total	76.7%

Portfolio composition[2]
Commercial paper	52.3%
Certificates of deposit	22.8
Time deposits	16.7
Repurchase agreements	8.1
Other assets less liabilities	0.1
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Because the price of interests in Prime Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. Prime Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—October 31, 2018 (unaudited) (continued)

Government Master Fund

Characteristics
Weighted average maturity[1]	28 days

Portfolio composition[2]
US government and agency obligations	74.5%
Repurchase agreements	27.1
Other assets less liabilities	(1.6)
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—October 31, 2018 (unaudited) (continued)

Treasury Master Fund

Characteristics
Weighted average maturity[1]	18 days

Portfolio composition[2]
Repurchase agreements	64.6%
US government obligations	38.0
Other assets less liabilities	(2.6)
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Although Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—October 31, 2018 (unaudited) (continued)

Prime CNAV Master Fund

Characteristics
Weighted average maturity[1]	21 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	46.5%
France	10.5
Sweden	10.2
Japan	6.2
Canada	4.2
Total	77.6%

Portfolio composition[2]
Commercial paper	47.0%
Time deposits	20.0
Certificates of deposit	18.7
Repurchase agreements	15.1
Other assets less liabilities	(0.8)
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Prime CNAV Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Prime CNAV Master Fund cannot guarantee it will do so. Prime CNAV Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime CNAV Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—October 31, 2018 (unaudited) (concluded)

Tax-Free Master Fund

Characteristics
Weighted average maturity[1]	13 days

Portfolio composition[2]
Municipal bonds and notes	90.5%
Tax-exempt commercial paper	9.3
Other assets less liabilities	0.2
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Tax-Free Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Tax-Free Master Fund cannot guarantee it will do so. Tax-Free Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Tax-Free Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Prime Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
Time deposits—16.68%
Banking-non-US—16.68%
ABN Amro Funding USA LLC 2.160%, due 11/01/18	$100,000,000	$100,000,000
BNP Paribas SA 2.170%, due 11/01/18	320,000,000	320,000,000
Credit Agricole Corporate & Investment Bank 2.150%, due 11/01/18	380,000,000	380,000,000
Credit Industriel et Commercial 2.150%, due 11/01/18	150,000,000	150,000,000
DnB NOR Bank ASA 2.140%, due 11/01/18	100,000,000	100,000,000
Mizuho Corporate Bank Ltd. 2.170%, due 11/01/18	200,000,000	200,000,000
Natixis 2.160%, due 11/01/18	403,000,000	403,000,000
Skandinaviska Enskilda Banken AB 2.140%, due 11/01/18	250,000,000	250,000,000
Total time deposits (cost—$1,903,000,000)		1,903,000,000

Certificates of deposit—22.84%
Banking-non-US—20.30%
Bank of Montreal
3 mo. USD LIBOR + 0.070%, 2.413%, due 11/01/18[1]	40,000,000	40,005,972
3 mo. USD LIBOR + 0.180%, 2.578%, due 01/03/19[1]	40,000,000	40,012,607
Canadian Imperial Bank of Commerce
1 mo. USD LIBOR + 0.200%, 2.456%, due 11/01/18[1]	50,000,000	50,003,585
1 mo. USD LIBOR + 0.270%, 2.547%, due 11/07/18[1]	38,000,000	38,002,266
Cooperatieve Rabobank UA
1 mo. USD LIBOR + 0.170%, 2.447%, due 11/07/18[1]	50,000,000	50,009,498
1 mo. USD LIBOR + 0.200%, 2.461%, due 11/02/18[1]	10,000,000	9,998,894
1 mo. USD LIBOR + 0.220%, 2.502%, due 11/19/18[1]	48,000,000	48,002,721
3 mo. USD LIBOR + 0.200%, 2.534%, due 12/12/18[1]	38,000,000	38,020,202
KBC Bank NV 2.190%, due 11/01/18	157,000,000	156,999,992
Mizuho Bank Ltd.
2.280%, due 11/06/18	100,000,000	100,001,234
2.300%, due 12/05/18	120,000,000	120,006,870
MUFG Bank Ltd. 2.180%, due 11/06/18	115,000,000	114,998,963
Nordea Bank AB
3 mo. USD LIBOR + 0.070%, 2.382%, due 11/21/18[1]	42,000,000	41,992,948
1 mo. USD LIBOR + 0.170%, 2.450%, due 11/13/18[1]	57,000,000	56,989,444
3 mo. USD LIBOR + 0.200%, 2.534%, due 12/17/18[1]	46,000,000	46,021,665
Norinchukin Bank Ltd. 2.200%, due 11/01/18	280,000,000	279,999,964

	Face Amount	Value
Certificates of deposit—(continued)
Banking-non-US—(concluded)
Oversea-Chinese Banking Corp. Ltd.
1 mo. USD LIBOR + 0.180%, 2.467%, due 11/26/18[1]	$50,000,000	$50,014,442
2.480%, due 02/05/19	88,000,000	87,990,932
1 mo. USD LIBOR + 0.200%, 2.482%, due 11/19/18[1]	60,000,000	60,000,000
1 mo. USD LIBOR + 0.270%, 2.550%, due 11/13/18[1]	40,000,000	40,004,401
1 mo. USD LIBOR + 0.270%, 2.550%, due 11/14/18[1]	40,000,000	40,004,613
Royal Bank of Canada
3 mo. USD LIBOR + 0.080%, 2.478%, due 01/02/19[1]	43,000,000	42,997,980
3 mo. USD LIBOR + 0.170%, 2.578%, due 01/04/19[1]	38,000,000	38,008,891
1 mo. USD LIBOR + 0.300%, 2.595%, due 11/27/18[1]	38,000,000	38,009,226
Skandinaviska Enskilda Banken AB
3 mo. USD LIBOR + 0.020%, 2.335%, due 11/16/18[1]	42,000,000	41,999,765
1 mo. USD LIBOR + 0.170%, 2.450%, due 11/13/18[1]	50,000,000	49,994,606
1 mo. USD LIBOR + 0.220%, 2.497%, due 11/08/18[1]	45,000,000	45,012,511
1 mo. USD LIBOR + 0.230%, 2.510%, due 11/14/18[1]	45,000,000	45,017,442
1 mo. USD LIBOR + 0.280%, 2.536%, due 11/01/18[1]	38,000,000	38,000,322
1 mo. USD LIBOR + 0.270%, 2.547%, due 11/07/18[1]	38,000,000	38,002,266
Svenska Handelsbanken
3 mo. USD LIBOR + 0.100%, 2.443%, due 11/07/18[1]	20,000,000	19,998,958
1 mo. USD LIBOR + 0.190%, 2.446%, due 11/01/18[1]	30,000,000	30,000,175
1 mo. USD LIBOR + 0.170%, 2.450%, due 11/20/18[1]	20,000,000	19,995,233
1 mo. USD LIBOR + 0.210%, 2.492%, due 11/23/18[1]	20,000,000	20,001,476
3 mo. USD LIBOR + 0.040%, 2.549%, due 01/28/19[1]	20,000,000	19,999,484
3 mo. USD LIBOR + 0.100%, 2.620%, due 01/30/19[1]	38,000,000	37,999,954
Swedbank AB 2.200%, due 11/01/18	114,500,000	114,500,030
1 mo. USD LIBOR + 0.200%, 2.487%, due 11/26/18[1]	50,000,000	50,005,045
Toronto Dominion Bank Ltd. 2.350%, due 01/17/19	117,000,000	116,984,151

		2,315,608,728

Banking-US—2.54%
Branch Banking & Trust Co. 2.190%, due 11/06/18	80,000,000	79,999,625
Citibank N.A. 2.430%, due 01/07/19	100,000,000	99,992,606

Prime Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
Certificates of deposit—(concluded)
Banking-US—(concluded)
3 mo. USD LIBOR + 0.160%, 2.494%, due 12/12/18[1]	$38,000,000	$38,008,554
Wells Fargo Bank N.A.
1 mo. USD LIBOR + 0.240%, 2.519%, due 11/05/18[1]	30,000,000	30,007,549
3 mo. USD LIBOR + 0.190%, 2.598%, due 11/05/18[1]	42,000,000	42,014,923

		290,023,257
Total certificates of deposit (cost—$2,605,528,823)		2,605,631,985

Commercial paper[2]—52.27%
Asset backed-miscellaneous—24.76%
Albion Capital Corp. 2.280%, due 11/15/18	65,000,000	64,938,791
Antalis S.A. 2.320%, due 11/09/18	24,000,000	23,986,410
2.330%, due 12/13/18	38,000,000	37,893,790
2.410%, due 11/30/18	14,000,000	13,973,050
Atlantic Asset Securitization LLC 2.170%, due 11/01/18	100,000,000	99,993,861
Barton Capital Corp. 2.150%, due 11/06/18	45,000,000	44,983,207
2.180%, due 11/01/18	18,000,000	17,998,908
2.270%, due 11/05/18	25,000,000	24,992,264
2.280%, due 11/14/18	75,000,000	74,932,071
2.290%, due 12/11/18	60,000,000	59,834,633
2.320%, due 12/17/18	20,000,000	19,936,028
2.420%, due 01/03/19	25,000,000	24,889,111
2.520%, due 01/16/19	60,000,000	59,673,776
Cancara Asset Securitisation LLC 2.260%, due 11/05/18	30,000,000	29,990,604
2.260%, due 11/08/18	85,000,000	84,957,273
2.260%, due 11/19/18	85,500,000	85,396,754
2.270%, due 11/06/18	35,100,000	35,086,791
2.270%, due 11/28/18	10,000,000	9,982,064
2.280%, due 12/06/18	20,000,000	19,953,520
Charta LLC 2.200%, due 11/14/18	20,000,000	19,982,150
2.410%, due 01/07/19	75,000,000	74,653,058
Fairway Finance Corp. 2.310%, due 12/17/18	6,000,000	5,981,451
2.390%, due 01/07/19	15,000,000	14,931,065
Gotham Funding Corp. 2.400%, due 01/07/19	50,000,000	49,771,822
2.600%, due 01/16/19	75,000,000	74,602,327
Liberty Street Funding LLC 2.260%, due 11/08/18	30,000,000	29,984,920
2.310%, due 01/04/19	15,000,000	14,934,810
2.320%, due 11/19/18	50,000,000	49,939,622
2.320%, due 12/10/18	50,000,000	49,870,389
2.320%, due 12/13/18	32,000,000	31,910,560
2.330%, due 01/07/19	35,000,000	34,839,813
2.400%, due 01/02/19	24,000,000	23,899,368
LMA Americas LLC 2.270%, due 11/14/18	40,000,000	39,964,533
2.290%, due 11/05/18	35,000,000	34,988,917

	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
Manhattan Asset Funding Co. LLC 2.210%, due 11/14/18	$98,000,000	$97,913,183
2.400%, due 01/07/19	14,500,000	14,433,308
Nieuw Amsterdam Receivables Corp.
2.280%, due 12/03/18	50,000,000	49,889,129
2.280%, due 12/04/18	100,000,000	99,771,539
2.410%, due 01/07/19	75,000,000	74,647,250
Old Line Funding LLC 2.290%, due 12/20/18	25,000,000	24,918,160
2.300%, due 01/03/19	30,000,000	29,871,840
2.300%, due 01/04/19	25,000,000	24,891,306
2.370%, due 12/11/18	64,000,000	63,829,732
2.400%, due 01/15/19	25,000,000	24,869,586
1 mo. USD LIBOR + 0.160%, 2.462%, due 11/01/18[1]	30,000,000	29,998,821
1 mo. USD LIBOR + 0.190%, 2.480%, due 11/19/18[1]	50,000,000	49,994,594
1 mo. USD LIBOR + 0.250%, 2.537%, due 11/19/18[1]	22,000,000	22,006,706
1 mo. USD LIBOR + 0.260%, 2.541%, due 11/06/18[1]	25,000,000	25,012,833
Regency Markets No. 1 LLC 2.200%, due 11/01/18	45,233,000	45,230,179
Sheffield Receivables Corp. 2.250%, due 11/13/18	29,000,000	28,976,176
2.250%, due 11/26/18	32,000,000	31,947,052
2.260%, due 11/07/18	26,000,000	25,988,575
2.320%, due 11/02/18	51,000,000	50,993,634
2.350%, due 01/14/19	100,000,000	99,473,958
2.410%, due 02/11/19	50,000,000	49,619,616
2.530%, due 01/25/19	61,000,000	60,618,645
Starbird Funding Corp. 2.160%, due 11/05/18	40,000,000	39,987,472
2.200%, due 11/01/18	20,000,000	19,998,753
2.260%, due 11/13/18	35,000,000	34,971,246
Thunder Bay Funding LLC 2.280%, due 12/17/18	20,000,000	19,938,639
2.310%, due 12/10/18	57,000,000	56,852,243
2.350%, due 01/22/19	42,000,000	41,762,080
2.370%, due 12/14/18	40,000,000	39,885,453
Versailles Commercial Paper LLC
1 mo. USD LIBOR + 0.220%, 2.494%, due 11/05/18[1]	67,000,000	66,998,445
1 mo. USD LIBOR + 0.220%, 2.502%, due 11/19/18[1]	40,000,000	39,999,685
Victory Receivables Corp. 2.300%, due 11/28/18	55,000,000	54,901,354

		2,823,838,903

Banking-non-US—19.75%
ANZ National International Ltd.
1 mo. USD LIBOR + 0.240%, 2.520%, due 11/16/18[1]	42,000,000	42,004,911
ASB Finance Ltd.
3 mo. USD LIBOR + 0.150%, 2.558%, due 01/04/19[1]	38,000,000	38,015,506

Prime Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
Commercial paper[2]—(continued)
Banking-non-US—(continued)
1 mo. USD LIBOR + 0.400%, 2.682%, due 11/19/18[1]	$38,000,000	$38,008,453
Bank of China Hong Kong Ltd. 2.300%, due 11/09/18	208,000,000	207,886,536
Bank of Nova Scotia
3 mo. USD LIBOR + 0.150%, 2.472%, due 11/20/18[1]	38,000,000	38,004,261
1 mo. USD LIBOR + 0.270%, 2.551%, due 11/26/18[1]	38,000,000	38,020,425
3 mo. USD LIBOR + 0.150%, 2.558%, due 01/04/19[1]	38,000,000	38,008,234
Barclays Bank PLC
1 mo. USD LIBOR + 0.310%, 2.590%, due 11/21/18[1,3]	114,000,000	113,999,109
3 mo. USD LIBOR + 0.340%, 2.682%, due 11/06/18[1,3]	42,000,000	42,001,174
BNZ International Funding Ltd.
1 mo. USD LIBOR + 0.190%, 2.470%, due 11/20/18[1]	50,000,000	49,999,158
Canadian Imperial Bank of Commerce
1 mo. USD LIBOR + 0.270%, 2.551%, due 11/07/18[1]	42,000,000	42,022,989
China Construction Bank Corp. 2.310%, due 11/14/18	100,000,000	99,909,117
2.330%, due 11/19/18	86,000,000	85,893,290
DBS Bank Ltd. 2.335%, due 12/21/18	58,000,000	57,803,129
2.350%, due 01/11/19	65,000,000	64,681,240
2.460%, due 02/04/19	40,500,000	40,228,488
2.460%, due 02/05/19	40,500,000	40,225,442
DnB NOR Bank ASA 2.400%, due 01/17/19	86,000,000	85,543,484
1 mo. USD LIBOR + 0.160%, 2.440%, due 11/15/18[1]	50,000,000	49,991,779
Federation Des Caisses 2.190%, due 11/01/18	134,000,000	133,991,868
HSBC Bank PLC
3 mo. USD LIBOR + 0.170%, 2.568%, due 01/03/19[1]	40,000,000	40,009,198
Industrial & Commercial Bank of China Ltd. 2.200%, due 11/02/18	32,000,000	31,996,103
2.350%, due 11/14/18	130,000,000	129,885,795
2.370%, due 11/16/18	87,000,000	86,912,188
2.400%, due 11/26/18	95,000,000	94,840,342
Mitsubishi UFJ Trust & Banking Corp. 2.420%, due 01/04/19	100,000,000	99,566,667
National Australia Bank Ltd.
1 mo. USD LIBOR + 0.230%, 2.510%, due 11/15/18[1]	50,000,000	50,016,751
Nationwide Building Society 2.290%, due 12/10/18	95,000,000	94,753,316
Sumitomo Mitsui Trust Bank Corp. 2.290%, due 12/10/18	35,000,000	34,910,672
2.300%, due 12/05/18	45,000,000	44,900,338
2.420%, due 01/07/19	110,000,000	109,494,268
2.560%, due 01/22/19	50,000,000	49,705,581

	Face Amount	Value
Commercial paper[2]—(concluded)
Banking-non-US—(concluded)
Toronto Dominion Bank Ltd.
3 mo. USD LIBOR + 0.080%, 2.423%, due 11/01/18[1]	$40,000,000	$40,005,004

		2,253,234,816

Banking-US—1.86%
Bedford Row Funding Corp.
1 mo. USD LIBOR + 0.150%, 2.429%, due 11/05/18[1]	20,000,000	20,004,306
1 mo. USD LIBOR + 0.260%, 2.540%, due 11/20/18[1]	47,000,000	47,023,982
J.P. Morgan Securities 2.280%, due 11/28/18	55,000,000	54,901,012
2.320%, due 12/11/18	90,000,000	89,759,227

		211,688,527

Energy-integrated—2.15%
Sinopec Century Bright Capital Investment Ltd. 2.320%, due 11/01/18	15,000,000	14,999,081
2.320%, due 11/02/18	95,000,000	94,988,352
2.330%, due 11/06/18	135,000,000	134,950,095

		244,937,528

Finance-other—3.75%
CNPC Finance HK Ltd. 2.430%, due 11/01/18	160,000,000	159,989,445
2.430%, due 11/06/18	29,000,000	28,988,463
2.440%, due 11/07/18	50,000,000	49,976,764
2.470%, due 11/06/18	36,000,000	35,985,678
2.570%, due 11/15/18	65,000,000	64,934,729
Collateralized Commercial Paper Co. LLC
3 mo. USD LIBOR + 0.090%, 2.411%, due 12/03/18[1]	20,000,000	19,999,254
1 mo. USD LIBOR + 0.280%, 2.559%, due 11/05/18[1]	43,000,000	43,024,150
3 mo. USD LIBOR + 0.190%, 2.571%, due 12/27/18[1]	25,000,000	25,004,672

		427,903,155
Total commercial paper (cost—$5,961,936,383)		5,961,602,929

Repurchase agreements—8.15%
Repurchase agreement dated 10/31/18 with Barclays Bank PLC, 2.190% due 11/01/18, collateralized by $476,456,500 US Treasury Bonds, 2.500% to 3.625% due 08/15/42 to 02/15/46 and $136,506,200 US Treasury Notes, 2.000% to 2.750% due 05/31/23 to 02/15/25; (value—$561,000,054); proceeds: $550,033,458	550,000,000	550,000,000
Repurchase agreement dated 10/30/18 with BNP Paribas SA, 2.360% due 11/06/18, collateralized by $32,842,781 various asset-backed convertible bonds, zero coupon to 11.000% due 05/13/19 to 11/25/36; (value—$32,400,000); proceeds: $30,013,767	30,000,000	30,000,000

Prime Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/31/18 with BNP Paribas SA, 2.370% due 11/01/18, collateralized by $202,578,395 various asset-backed convertible bonds, zero coupon to 12.500% due 02/15/20 to 09/20/48; (value—$140,277,841); proceeds: $130,008,558	$130,000,000	$130,000,000
Repurchase agreement dated 10/31/18 with Fixed Income Clearing Corp., 2.210% due 11/01/18, collateralized by $18,060,000 US Treasury Bond, 8.750% due 05/15/20; (value—$20,404,351); proceeds: $20,001,228	20,000,000	20,000,000
Repurchase agreement dated 10/19/18 with Merrill Lynch Pierce Fenner & Smith, Inc., 2.560% due 11/23/18, collateralized by $88,082,742 various asset-backed convertible bonds, 2.460% to 4.000% due 07/08/20 to 03/25/57; (value—$80,250,001); proceeds: $75,186,667[3,4]	75,000,000	75,000,000

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/01/18 with Merrill Lynch Pierce Fenner & Smith, Inc., 2.760% due 12/05/18, collateralized by $4,922,695 various asset-backed convertible bonds, zero coupon to 7.000% due 11/09/18 to 04/15/78 and $10,720,452 various equity securities; (value—$133,750,007); proceeds: $125,622,917[3,5]	$125,000,000	$ 125,000,000
Total repurchase agreements (cost—$930,000,000)		930,000,000
Total investments (cost—$11,400,465,206 which approximates cost for federal income tax purposes)—99.94%		11,400,234,914

Other assets in excess of liabilities—0.06%		6,663,100
Net assets—100.00%		$11,406,898,014

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 28.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2018 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Time deposits	$—	$1,903,000,000	$—	$1,903,000,000
Certificates of deposit	—	2,605,631,985	—	2,605,631,985
Commercial paper	—	5,961,602,929	—	5,961,602,929
Repurchase agreements	—	930,000,000	—	930,000,000
Total	$—	$11,400,234,914	$—	$11,400,234,914

At October 31, 2018, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]	Illiquid investment at period end. Illiquid assets, in the amount of $356,000,283, represented 3.12% of the Fund’s net assets at period end.
[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate (the United States overnight bank funding rate + 0.38%). The interest rate shown is the current rate as of October 31, 2018 and changes periodically. The maturity date reflects early put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2018.

[5]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate (the United States overnight bank funding rate + 0.57%). The interest rate shown is the current rate as of October 31, 2018 and changes periodically. The maturity date reflects early put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2018.

Government Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
US government and agency obligations—74.56%
Federal Farm Credit Bank
1 mo. USD LIBOR – 0.095%, 2.170%, due 11/03/18[1]	$100,000,000	$99,999,780
1 mo. USD LIBOR – 0.105%, 2.185%, due 11/17/18[1]	10,000,000	9,997,606
1 mo. USD LIBOR – 0.085%, 2.212%, due 11/30/18[1]	77,000,000	76,997,772
2.250%, due 01/30/19[2]	20,000,000	19,887,500
2.300%, due 03/04/19[2]	50,000,000	49,607,083
Federal Home Loan Bank 2.008%, due 11/02/18[2]	148,000,000	147,991,745
3 mo. USD LIBOR – 0.340%, 2.068%, due 01/10/19[1]	165,000,000	165,000,000
3 mo. USD LIBOR – 0.235%, 2.088%, due 12/06/18[1]	86,800,000	86,798,128
2.105%, due 12/05/18[2]	170,000,000	169,662,031
2.124%, due 12/12/18[2]	170,000,000	169,588,770
2.125%, due 11/14/18[2]	100,000,000	99,923,264
1 mo. USD LIBOR – 0.130%, 2.126%, due 11/01/18[1]	218,000,000	218,000,000
1 mo. USD LIBOR – 0.150%, 2.130%, due 11/16/18[1]	236,000,000	236,000,000
2.139%, due 12/14/18[2]	168,500,000	168,069,497
1 mo. USD LIBOR – 0.135%, 2.144%, due 11/05/18[1]	143,000,000	143,000,000
3 mo. USD LIBOR – 0.340%, 2.147%, due 01/24/19[1]	78,000,000	78,000,000
1 mo. USD LIBOR – 0.130%, 2.150%, due 11/22/18[1]	160,000,000	160,000,000
1 mo. USD LIBOR – 0.145%, 2.150%, due 11/29/18[1]	157,000,000	157,000,000
1 mo. USD LIBOR – 0.130%, 2.151%, due 11/08/18[1]	72,000,000	72,000,000
1 mo. USD LIBOR – 0.130%, 2.151%, due 11/09/18[1]	100,000,000	100,000,000
3 mo. USD LIBOR – 0.160%, 2.152%, due 11/24/18[1]	74,000,000	74,065,658
1 mo. USD LIBOR – 0.125%, 2.155%, due 11/16/18[1]	148,000,000	148,000,000
1 mo. USD LIBOR – 0.125%, 2.155%, due 11/20/18[1]	68,000,000	68,000,000
1 mo. USD LIBOR – 0.125%, 2.155%, due 11/21/18[1]	137,000,000	137,001,052
1 mo. USD LIBOR – 0.120%, 2.160%, due 11/15/18[1]	148,000,000	148,000,000
1 mo. USD LIBOR – 0.130%, 2.160%, due 11/17/18[1]	148,000,000	148,000,000
1 mo. USD LIBOR – 0.135%, 2.160%, due 11/28/18[1]	147,000,000	147,000,000
1 mo. USD LIBOR – 0.115%, 2.166%, due 11/25/18[1]	84,000,000	84,000,000
1 mo. USD LIBOR – 0.115%, 2.167%, due 11/19/18[1]	146,000,000	146,000,000
1 mo. USD LIBOR – 0.110%, 2.170%, due 11/13/18[1]	148,000,000	148,000,000
1 mo. USD LIBOR – 0.125%, 2.170%, due 11/27/18[1]	80,000,000	80,000,000

	Face Amount	Value
US government and agency obligations—(continued)
1 mo. USD LIBOR – 0.110%, 2.171%, due 11/07/18[1]	$173,750,000	$173,750,000
1 mo. USD LIBOR – 0.115%, 2.172%, due 11/18/18[1]	168,000,000	168,000,000
1 mo. USD LIBOR – 0.115%, 2.172%, due 11/24/18[1]	145,000,000	145,000,000
1 mo. USD LIBOR – 0.105%, 2.175%, due 11/20/18[1]	151,000,000	151,000,000
1 mo. USD LIBOR – 0.105%, 2.175%, due 11/22/18[1]	75,000,000	75,000,000
1 mo. USD LIBOR – 0.105%, 2.177%, due 11/19/18[1]	67,000,000	67,000,000
1 mo. USD LIBOR – 0.105%, 2.177%, due 11/23/18[1]	80,000,000	80,000,000
1 mo. USD LIBOR – 0.085%, 2.180%, due 11/03/18[1]	81,000,000	81,000,000
1 mo. USD LIBOR – 0.110%, 2.180%, due 11/17/18[1]	90,000,000	90,000,000
1 mo. USD LIBOR – 0.100%, 2.180%, due 11/21/18[1]	345,000,000	345,000,012
1 mo. USD LIBOR – 0.095%, 2.185%, due 11/21/18[1]	90,000,000	90,000,000
1 mo. USD LIBOR – 0.090%, 2.187%, due 11/10/18[1]	59,000,000	59,000,000
1 mo. USD LIBOR – 0.100%, 2.187%, due 11/18/18[1]	80,000,000	80,000,000
1 mo. USD LIBOR – 0.105%, 2.189%, due 11/26/18[1]	150,000,000	150,000,000
1 mo. USD LIBOR – 0.090%, 2.190%, due 11/14/18[1]	40,000,000	40,000,000
2.190%, due 11/28/18[2]	162,000,000	161,733,915
1 mo. USD LIBOR – 0.090%, 2.191%, due 11/06/18[1]	164,500,000	164,500,000
2.193%, due 12/05/18[2]	170,000,000	169,647,902
2.194%, due 12/07/18[2]	155,000,000	154,659,930
1 mo. USD LIBOR – 0.085%, 2.195%, due 11/13/18[1]	50,000,000	50,000,000
1 mo. USD LIBOR – 0.085%, 2.195%, due 11/21/18[1]	77,000,000	77,000,000
1 mo. USD LIBOR – 0.100%, 2.195%, due 11/28/18[1]	75,000,000	75,000,000
2.195%, due 12/12/18[2]	135,000,000	134,662,519
2.195%, due 12/14/18[2]	162,000,000	161,575,268
1 mo. USD LIBOR – 0.090%, 2.197%, due 11/11/18[1]	120,000,000	120,000,000
2.200%, due 12/21/18[2]	78,000,000	77,761,667
1 mo. USD LIBOR – 0.080%, 2.202%, due 11/19/18[1]	80,000,000	80,000,000
1 mo. USD LIBOR – 0.070%, 2.211%, due 11/09/18[1]	145,000,000	145,000,000
1 mo. USD LIBOR – 0.070%, 2.211%, due 11/25/18[1]	80,000,000	80,010,360
1 mo. USD LIBOR – 0.080%, 2.215%, due 11/27/18[1]	148,000,000	148,000,000
2.220%, due 01/02/19[2]	144,000,000	143,449,440
1 mo. USD LIBOR – 0.065%, 2.222%, due 11/18/18[1]	53,000,000	53,000,000

Government Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
US government and agency obligations—(concluded)
1 mo. USD LIBOR – 0.065%, 2.225%, due 11/17/18[1]	$85,000,000	$ 85,000,000
1 mo. USD LIBOR – 0.070%, 2.225%, due 11/28/18[1]	90,450,000	90,450,000
1 mo. USD LIBOR – 0.045%, 2.236%, due 11/06/18[1]	77,500,000	77,502,555
2.285%, due 01/18/19[2]	100,000,000	99,504,917
2.299%, due 01/23/19[2]	83,000,000	82,560,061
Federal Home Loan Mortgage Corp. 2.115%, due 12/19/18[2]	20,000,000	19,943,600
US Treasury Bills 2.029%, due 11/01/18[2]	76,500,000	76,500,000
2.082%, due 11/15/18[2]	76,000,000	75,939,928
2.122%, due 11/29/18[2]	150,000,000	149,757,158
2.127%, due 11/23/18[2]	76,000,000	75,903,605
2.127%, due 12/20/18[2]	118,000,000	117,666,571
2.142%, due 12/06/18[2]	150,000,000	149,693,604
2.148%, due 01/10/19[2]	78,000,000	77,682,107
2.184%, due 01/17/19[2]	46,000,000	45,790,333
2.227%, due 02/14/19[2]	75,000,000	74,524,875
2.230%, due 02/07/19[2]	119,000,000	118,295,356
2.235%, due 01/31/19[2]	289,000,000	287,372,025
2.236%, due 01/24/19[2]	215,000,000	213,879,125
2.238%, due 02/21/19[2]	112,000,000	111,239,520
2.262%, due 02/28/19[2]	150,000,000	148,906,191
2.463%, due 04/18/19[2]	140,000,000	138,432,000
2.474%, due 04/25/19[2]	140,000,000	138,359,521
2.492%, due 05/02/19[2]	103,000,000	101,735,686
US Treasury Notes
3 mo. Treasury money market yield + 0.033%, 2.347%, due 11/01/18[1]	274,000,000	274,010,000
3 mo. Treasury money market yield + 0.045%, 2.359%, due 11/01/18[1]	46,000,000	45,997,276
3 mo. Treasury money market yield + 0.060%, 2.374%, due 11/01/18[1]	100,000,000	100,080,088
Total US government and agency obligations (cost—$10,523,067,001)		10,523,067,001

Repurchase agreements—27.06%
Repurchase agreement dated 10/25/18 with Barclays Bank PLC, 2.180% due 11/01/18, collateralized by $263,734,885 Federal Home Loan Mortgage Corp. obligations, 1.594% to 3.992% due 05/25/41 to 05/15/46, $945,900,000 Federal Home Loan Mortgage Corp. STRIPs obligations, 1.538% to 1.628% due 10/15/37 to 09/15/40, $223,027,729 Federal National Mortgage Association obligations, 3.734% to 6.600% due 03/18/27 to 10/01/48 and $225,880,532 Government National Mortgage Association obligations, zero coupon to 4.500% due 09/20/48 to 10/20/48; (value—$306,300,849); proceeds: $300,127,167	300,000,000	300,000,000

	Face Amount	Value
Repurchase agreements—(continued)

Repurchase agreement dated 10/29/18 with Barclays Bank PLC, 2.180% due 11/05/18, collateralized by $740,248,595 Federal Home Loan Mortgage Corp. obligations, 1.458% to 4.422% due 06/15/37 to 09/15/48, $243,995,141 Federal Home Loan Mortgage Corp. STRIPs obligations, 3.761% to 3.952% due 09/15/42 to 12/15/45, $2,473,773,898 Federal National Mortgage Association obligations, 1.234% to 4.984% due 07/25/34 to 12/25/57, $3,037,038,938 Government National Mortgage Association obligations, zero coupon to 4.642% due 08/16/33 to 05/20/67 and $1,875,300 US Treasury Note, 3.000% due 10/31/25; (value—$308,981,696); proceeds: $300,127,167

	$300,000,000	$300,000,000

Repurchase agreement dated 10/30/18 with Barclays Bank PLC, 2.180% due 11/06/18, collateralized by $1,418,045,376 Federal Home Loan Mortgage Corp. obligations, zero coupon to 6.000% due 01/15/22 to 08/15/47, $19,970,294 Federal Home Loan Mortgage Corp. STRIPs obligations, 3.762% to 3.842% due 09/15/42 to 03/15/44, $2,430,839,312 Federal National Mortgage Association obligations, zero coupon to 6.600% due 04/25/22 to 05/25/58, $2,669,830,923 Government National Mortgage Association obligations, 0.030% to 5.500% due 02/20/27 to 05/20/67 and $59,332,100 US Treasury Note, 3.000% due 10/31/25; (value—$411,419,412); proceeds: $400,169,556

	400,000,000	400,000,000
Repurchase agreement dated 10/31/18 with Barclays Bank PLC, 2.190% due 11/01/18, collateralized by $409,215,400 US Treasury Note, 2.875% due 10/31/23; (value—$408,000,030); proceeds: $400,024,333	400,000,000	400,000,000

Repurchase agreement dated 10/31/18 with Barclays Bank PLC, 2.190% due 11/07/18, collateralized by $1,454,660,220 Federal Home Loan Mortgage Corp. obligations, zero coupon to 9.000% due 05/25/20 to 08/15/47, $55,640,047 Federal Home Loan Mortgage Corp. STRIPs obligations, 3.761% to 3.952% due 09/15/43 to 02/15/45, $1,341,929,234 Federal National Mortgage Association obligations, 1.234% to 6.600% due 03/18/27 to 10/25/58, $1,135,917,694 Government National Mortgage Association obligations, zero coupon to 4.615% due 10/20/37 to 07/20/64 and $42,632,700 US Treasury Note, 3.000% due 10/31/25; (value—$410,290,712); proceeds: $400,170,333

	400,000,000	400,000,000

Government Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/31/18 with BNP Paribas SA, 2.200% due 11/01/18, collateralized by $126 Federal National Mortgage Association obligation, zero coupon due 10/09/19, $100 US Treasury Bill, zero coupon due 11/08/18, $24,999,800 US Treasury Bond, 6.250% due 05/15/30 and $70,721,600 US Treasury Notes, 1.875% to 3.000% due 05/31/22 to 10/31/25; (value—$102,000,041); proceeds: $100,006,111	$100,000,000	$100,000,000
Repurchase agreement dated 10/31/18 with Fixed Income Clearing Corp., 1.200% due 11/01/18, collateralized by $102,740,000 US Treasury Notes, 1.375% to 2.625% due 05/31/20 to 07/31/20; (value—$102,003,894); proceeds: $100,003,333	100,000,000	100,000,000
Repurchase agreement dated 10/31/18 with Fixed Income Clearing Corp., 2.210% due 11/01/18, collateralized by $554,340,000 US Treasury Bills, zero coupon due 05/23/19 to 08/15/19, $200,000,000 US Treasury Inflation Index Note, 1.875% due 07/15/19 and $308,000,000 US Treasury Notes, 0.750% to 1.625% due 05/31/19 to 07/31/19; (value—$1,091,401,154); proceeds: $1,070,065,686	1,070,000,000	1,070,000,000
Repurchase agreement dated 10/30/18 with Merrill Lynch Pierce Fenner & Smith, Inc., 2.190% due 11/06/18, collateralized by $153,899,000 Federal Home Loan Bank obligation, zero coupon due 01/30/19; (value—$153,000,230); proceeds: $150,063,875	150,000,000	150,000,000

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 07/20/18 with MUFG Securities Americas Inc., 2.190% due 12/05/18, collateralized by $200,301,907 Federal Home Loan Mortgage Corp. obligations, 2.458% to 5.000% due 11/15/28 to 01/15/55, $20,910,062 Federal Home Loan Mortgage Corp. STRIPs obligations, zero coupon to 3.000% due 03/15/29 to 01/15/44, $185,143,352 Federal National Mortgage Association obligations, 2.500% to 4.500% due 07/25/28 to 09/25/48 and $196,696,871 Government National Mortgage Association obligations, 2.500% to 4.500% due 09/20/29 to 05/20/48; (value—$510,000,000); proceeds: $501,064,583[3,4]	$500,000,000	$500,000,000
Repurchase agreement dated 10/31/18 with Toronto-Dominion Bank, 2.210% due 11/01/18, collateralized by $53,640,461 Federal Home Loan Mortgage Corp. obligations, 2.500% to 4.500% due 12/01/27 to 06/01/48 and $201,851,168 Federal National Mortgage Association obligations, 2.500% to 6.000% due 01/01/24 to 04/01/48; (value—$102,000,000); proceeds: $100,006,139	100,000,000	100,000,000
Total repurchase agreements (cost—$3,820,000,000)		3,820,000,000
Total investments (cost—$14,343,067,001 which approximates cost for federal income tax purposes)—101.62%		14,343,067,001

Liabilities in excess of other assets—(1.62)%		(228,414,292)
Net assets—100.00%		$14,114,652,709

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 28.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2018 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$10,523,067,001	$—	$10,523,067,001
Repurchase agreements	—	3,820,000,000	—	3,820,000,000
Total	$—	$14,343,067,001	$—	$14,343,067,001

At October 31, 2018, there were no transfers between Level 1 and Level 2.

Government Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]	Illiquid investment at period end. Illiquid assets, in the amount of $500,000,000, represented 3.54% of the Fund’s net assets at period end.
[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate (the Federal Reserve Overnight Reverse Repo Facility Rate + 0.19%). The interest rate shown is the current rate as of October 31, 2018 and changes periodically. The maturity date reflects early put date and the proceeds represent the face amount of the repurchase agreement plus accrued interest from the date of the last interest payment to the maturity date shown.

See accompanying notes to financial statements.

Treasury Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
US government obligations—38.03%
US Treasury Bills
2.029%, due 11/01/18[1]	$275,500,000	$275,500,000
2.048%, due 11/08/18[1]	177,000,000	176,930,823
2.077%, due 11/15/18[1]	264,000,000	263,791,704
2.119%, due 11/23/18[1]	178,000,000	177,775,075
2.122%, due 11/29/18[1]	174,000,000	173,718,304
2.127%, due 12/20/18[1]	133,000,000	132,624,186
2.142%, due 12/06/18[1]	165,000,000	164,662,965
2.148%, due 01/10/19[1]	93,000,000	92,620,973
2.151%, due 12/13/18[1]	170,000,000	169,581,517
2.210%, due 12/11/18[1]	161,000,000	160,611,364
2.226%, due 01/17/19[1]	212,000,000	210,987,566
2.227%, due 02/14/19[1]	87,500,000	86,945,687
2.230%, due 02/07/19[1]	133,000,000	132,212,457
2.236%, due 01/24/19[1]	250,000,000	248,697,650
2.238%, due 02/21/19[1]	130,000,000	129,117,300
2.254%, due 01/31/19[1]	518,000,000	515,051,618
2.297%, due 02/28/19[1]	255,000,000	253,119,593
2.384%, due 03/28/19[1]	85,000,000	84,193,031
2.463%, due 04/18/19[1]	160,000,000	158,208,000
2.474%, due 04/25/19[1]	160,000,000	158,125,167
2.492%, due 05/02/19[1]	130,000,000	128,404,264
US Treasury Notes
3 mo. Treasury money market yield, 2.314%, due 11/01/18[2]	650,000,000	649,831,401
3 mo. Treasury money market yield + 0.033%, 2.347%, due 11/01/18[2]	326,000,000	326,012,151
3 mo. Treasury money market yield + 0.043%, 2.357%, due 11/01/18[2]	250,000,000	250,001,309
3 mo. Treasury money market yield + 0.045%, 2.359%, due 11/01/18[2]	54,000,000	53,996,802
3 mo. Treasury money market yield + 0.048%, 2.362%, due 11/01/18[2]	650,000,000	650,038,790
3 mo. Treasury money market yield + 0.060%, 2.374%, due 11/01/18[2]	580,000,000	580,162,634
3 mo. Treasury money market yield + 0.070%, 2.384%, due 11/01/18[2]	100,000,000	100,013,799
3 mo. Treasury money market yield + 0.140%, 2.454%, due 11/01/18[2]	250,000,000	250,011,787
Total US government obligations (cost—$6,752,947,917)		6,752,947,917

Repurchase agreements—64.54%
Repurchase agreement dated 10/25/18 with Barclays Bank PLC, 2.170% due 11/01/18, collateralized by $800 US Treasury Bond Principal STRIP, zero coupon due 11/15/24 and $409,214,700 US Treasury Note, 2.875% due 10/31/23; (value—$408,000,001); proceeds: $400,168,778	400,000,000	400,000,000
Repurchase agreement dated 10/29/18 with Barclays Bank PLC, 2.170% due 11/05/18, collateralized by $205,048,500 US Treasury Bond, 3.375% due 05/15/44 and $738,382,400 US Treasury Notes, 1.625% to 2.750% due 04/30/23 to 05/15/26; (value—$918,000,020); proceeds: $900,379,750	900,000,000	900,000,000

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/30/18 with Barclays Bank PLC, 2.170% due 11/06/18, collateralized by $767,794,600 US Treasury Notes, 1.250% to 3.000% due 08/31/19 to 10/31/25; (value—$765,000,089); proceeds: $750,316,458	$750,000,000	$750,000,000
Repurchase agreement dated 10/26/18 with Barclays Bank PLC, 2.180% due 11/02/18, collateralized by $110,380,900 US Treasury Bond, 2.500% due 02/15/46 and $415,784,100 US Treasury Note, 2.875% due 10/31/20; (value—$510,000,018); proceeds: $500,211,944	500,000,000	500,000,000
Repurchase agreement dated 10/31/18 with Barclays Bank PLC, 2.180% due 11/07/18, collateralized by $512,679,100 US Treasury Notes, 2.875% due 10/31/20 to 05/15/28; (value—$510,000,030); proceeds: $500,211,944	500,000,000	500,000,000
Repurchase agreement dated 10/31/18 with Barclays Bank PLC, 2.190% due 11/01/18, collateralized by $270,848,900 US Treasury Bond, 3.000% due 11/15/44, $295,978,200 US Treasury Inflation Index Bond, 1.000% due 02/15/48, $565,789,200 US Treasury Inflation Index Notes, 0.125% to 1.250% due 04/15/20 to 07/15/20 and $456,098,100 US Treasury Notes, 1.250% to 3.000% due 08/31/19 to 10/31/25; (value—$1,632,000,168); proceeds: $1,600,097,333	1,600,000,000	1,600,000,000
Repurchase agreement dated 10/30/18 with BNP Paribas SA, 2.160% due 11/06/18, collateralized by $772,000 US Treasury Bonds, 3.125% to 8.125% due 08/15/19 to 11/15/41, $89,064,700 US Treasury Inflation Index Bond, 1.000% due 02/15/48, $139,848,500 US Treasury Inflation Index Note, 0.125% due 07/15/26, $115,300 US Treasury Bonds Principal STRIPs, zero coupon due 05/15/39 to 08/15/39 and $32,527,500 US Treasury Notes, 1.250% to 2.875% due 08/31/19 to 08/31/25; (value—$255,000,013); proceeds: $250,105,000	250,000,000	250,000,000
Repurchase agreement dated 10/31/18 with BNP Paribas SA, 2.190% due 11/01/18, collateralized by $166,438,500 US Treasury Bonds, 2.500% to 8.125% due 08/15/19 to 05/15/46, $1,511,900 US Treasury Inflation Index Bonds, 0.750% to 3.625% due 04/15/28 to 02/15/46, $5,896,100 US Treasury Bonds Principal STRIPs, zero coupon due 02/15/23 to 08/15/46, $628,387,606 US Treasury Bonds STRIPs, zero coupon due 05/15/19 to 08/15/47 and $520,471,300 US Treasury Notes, 1.375% to 2.875% due 02/28/19 to 04/30/25; (value—$1,020,000,098); proceeds: $1,000,060,833	1,000,000,000	1,000,000,000

Treasury Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/31/18 with Fixed Income Clearing Corp., 1.200% due 11/01/18, collateralized by $8,470,000 US Treasury Bond, 6.500% due 11/15/26 and $91,665,000 US Treasury Notes, 1.375% to 2.875% due 07/31/20 to 08/15/26; (value—$102,002,190); proceeds: $100,003,333	$100,000,000	$100,000,000
Repurchase agreement dated 10/31/18 with Fixed Income Clearing Corp., 2.210% due 11/01/18, collateralized by $411,595,000 US Treasury Bill, zero coupon due 08/15/19, $31,940,000 US Treasury Bond, 8.750% due 05/15/20, $950,000,000 US Treasury Inflation Index Notes, 0.125% to 1.375% due 01/15/20 to 04/15/20 and $996,705,000 US Treasury Notes, 1.000% to 3.625% due 08/15/19 to 02/28/22; (value—$2,458,200,483); proceeds: $2,410,147,947	2,410,000,000	2,410,000,000
Repurchase agreement dated 10/25/18 with Goldman Sachs & Co., 2.170% due 11/01/18, collateralized by $294,864,700 US Treasury Inflation Index Notes, 0.125% to 0.250% due 04/15/21 to 01/15/25; (value—$306,000,002); proceeds: $300,126,583	300,000,000	300,000,000
Repurchase agreement dated 10/30/18 with Merrill Lynch Pierce Fenner & Smith, Inc., 2.170% due 11/06/18, collateralized by $73,359,600 US Treasury Inflation Index Bond, 3.875% due 04/15/29, $135,625,600 US Treasury Inflation Index Note, 0.625% due 01/15/26 and $177,276,700 US Treasury Notes, 2.125% to 2.750% due 09/30/21 to 08/31/23; (value—$459,000,078); proceeds: $450,189,875	450,000,000	450,000,000
Repurchase agreement dated 10/26/18 with MUFG Securities Americas Inc., 2.150% due 11/02/18, collateralized by $124,189,400 US Treasury Bills, zero coupon due 12/11/18 to 06/20/19, $29,305,600 US Treasury Bonds, 2.500% to 4.500% due 05/15/38 to 02/15/46, $77,276,700 US Treasury Inflation Index Bond, 3.875% due 04/15/29, $685,000 US Treasury Inflation Index Note, 0.625% due 01/15/26 and $523,759,500 US Treasury Notes, 1.125% to 3.500% due 12/31/18 to 08/15/28; (value—$816,000,151); proceeds: $800,334,444	800,000,000	800,000,000

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/30/18 with MUFG Securities Americas Inc., 2.150% due 11/06/18, collateralized by $23,925,300 US Treasury Bonds, 2.750% to 3.000% due 08/15/42 to 11/15/45 and $299,943,300 US Treasury Notes, 1.375% to 2.875% due 03/31/20 to 05/15/28; (value—$306,000,069); proceeds: $300,125,417	$300,000,000	$300,000,000
Repurchase agreement dated 10/31/18 with MUFG Securities Americas Inc., 2.160% due 11/01/18, collateralized by $914,500 US Treasury Inflation Index Notes, 0.375% to 0.500% due 07/15/27 to 01/15/28 and $829,234,800 US Treasury Notes, 1.125% to 3.125% due 05/15/19 to 02/15/28; (value—$816,000,055); proceeds: $800,048,000	800,000,000	800,000,000
Repurchase agreement dated 10/31/18 with Mizuho Securities USA LLC, 2.190% due 11/01/18, collateralized by $5,233,700 US Treasury Bill, zero coupon due 10/10/19, $30,372,000 US Treasury Bonds, 3.125% due 02/15/42 to 05/15/48, $150,000 US Treasury Inflation Index Note, 0.500% due 01/15/28 and $384,221,000 US Treasury Notes, 1.125% to 2.750% due 04/30/20 to 02/15/28; (value—$408,000,064); proceeds: $400,024,333	400,000,000	400,000,000
Total repurchase agreements (cost—$11,460,000,000)		11,460,000,000
Total investments (cost—$18,212,947,917 which approximates cost for federal income tax purposes)—102.57%		18,212,947,917

Liabilities in excess of other assets—(2.57)%		(455,712,654)
Net assets—100.00%		$17,757,235,263

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 28.

Treasury Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2018 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government obligations	$—	$6,752,947,917	$—	$6,752,947,917
Repurchase agreements	—	11,460,000,000	—	11,460,000,000
Total	$—	$18,212,947,917	$—	$18,212,947,917

At October 31, 2018, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

See accompanying notes to financial statements.

Prime CNAV Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
Time deposits—20.04%
Banking-non-US—20.04%
ABN Amro Bank NV 2.160%, due 11/01/18	$100,000,000	$100,000,000
BNP Paribas SA 2.170%, due 11/01/18	30,000,000	30,000,000
Credit Agricole Corporate & Investment Bank 2.150%, due 11/01/18	112,000,000	112,000,000
Credit Industriel et Commercial 2.150%, due 11/01/18	50,000,000	50,000,000
DnB NOR Bank ASA 2.140%, due 11/01/18	40,000,000	40,000,000
Mizuho Corporate Bank Ltd. 2.170%, due 11/01/18	100,000,000	100,000,000
Natixis 2.160%, due 11/01/18	110,000,000	110,000,000
Skandinaviska Enskilda Banken AB 2.140%, due 11/01/18	80,000,000	80,000,000
Svenska Handelsbanken 2.140%, due 11/01/18	30,000,000	30,000,000
Total time deposits (cost—$652,000,000)		652,000,000

Certificates of deposit—18.67%
Banking-non-US—17.75%
Bank of Montreal
3 mo. USD LIBOR + 0.070%, 2.413%, due 11/01/18[1]	11,000,000	11,000,000
Canadian Imperial Bank of Commerce
3 mo. USD LIBOR + 0.200%, 2.543%, due 11/01/18[1]	16,000,000	16,010,922
1 mo. USD LIBOR + 0.270%, 2.547%, due 11/07/18[1]	12,000,000	12,000,000
Cooperatieve Rabobank UA
1 mo. USD LIBOR + 0.210%, 2.494%, due 11/13/18[1]	9,000,000	9,000,000
1 mo. USD LIBOR + 0.220%, 2.502%, due 11/19/18[1]	14,000,000	14,000,000
3 mo. USD LIBOR + 0.200%, 2.534%, due 12/12/18[1]	10,000,000	10,000,000
Mizuho Bank Ltd. 2.280%, due 11/06/18	29,500,000	29,500,000
2.300%, due 12/05/18	15,000,000	15,000,000
MUFG Bank Ltd. 2.600%, due 02/01/19	35,000,000	35,000,000
Nordea Bank AB
3 mo. USD LIBOR + 0.010%, 2.446%, due 01/16/19[1]	10,000,000	10,000,000
1 mo. USD LIBOR + 0.170%, 2.450%, due 11/13/18[1]	17,000,000	17,000,000
3 mo. USD LIBOR + 0.200%, 2.534%, due 12/17/18[1]	13,000,000	13,000,000
Norinchukin Bank Ltd. 2.200%, due 11/06/18	45,000,000	45,000,000
Oversea-Chinese Banking Corp. Ltd.
1 mo. USD LIBOR + 0.270%, 2.550%, due 11/13/18[1]	10,500,000	10,500,040

	Face Amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Royal Bank of Canada
3 mo. USD LIBOR + 0.080%, 2.478%, due 01/02/19[1]	$13,000,000	$13,000,000
3 mo. USD LIBOR + 0.170%, 2.578%, due 01/04/19[1]	10,000,000	10,000,000
1 mo. USD LIBOR + 0.300%, 2.595%, due 11/27/18[1]	10,000,000	10,000,000
Skandinaviska Enskilda Banken AB
3 mo. USD LIBOR + 0.020%, 2.335%, due 11/16/18[1]	12,000,000	12,000,000
1 mo. USD LIBOR + 0.220%, 2.497%, due 11/08/18[1]	13,000,000	13,000,000
1 mo. USD LIBOR + 0.230%, 2.510%, due 11/14/18[1]	13,000,000	13,000,000
1 mo. USD LIBOR + 0.280%, 2.536%, due 11/01/18[1]	12,000,000	12,000,000
1 mo. USD LIBOR + 0.270%, 2.547%, due 11/07/18[1]	12,000,000	12,000,000
Sumitomo Mitsui Banking Corp. 2.250%, due 12/10/18	25,000,000	25,000,000
2.600%, due 01/30/19	30,000,000	30,000,000
Svenska Handelsbanken
1 mo. USD LIBOR + 0.190%, 2.446%, due 11/01/18[1]	9,000,000	9,000,000
1 mo. USD LIBOR + 0.170%, 2.450%, due 11/20/18[1]	16,000,000	16,000,000
2.460%, due 03/11/19	15,300,000	15,300,000
1 mo. USD LIBOR + 0.240%, 2.542%, due 11/26/18[1]	15,000,000	15,000,000
3 mo. USD LIBOR + 0.040%, 2.549%, due 01/28/19[1]	8,000,000	8,000,000
Swedbank AB 2.200%, due 11/01/18	49,500,000	49,500,000
2.280%, due 11/02/18	26,000,000	26,000,000
Toronto-Dominion Holdings USA, Inc. 2.350%, due 01/17/19	25,000,000	25,000,000
2.360%, due 01/15/19	16,500,000	16,500,000

		577,310,962

Banking-US—0.92%
Branch Banking & Trust Co. 2.190%, due 11/06/18	20,000,000	20,000,000
Citibank New York N.A.
3 mo. USD LIBOR + 0.160%, 2.494%, due 12/12/18[1]	10,000,000	10,000,000

		30,000,000
Total certificates of deposit (cost—$607,310,962)		607,310,962

Commercial paper[2]—47.01%
Asset backed-miscellaneous—25.81%
Albion Capital Corp. 2.280%, due 11/15/18	19,000,000	18,983,153
Antalis S.A. 2.330%, due 12/13/18	11,000,000	10,970,098
2.410%, due 11/30/18	31,000,000	30,939,817
2.490%, due 01/11/19	31,000,000	30,847,764

Prime CNAV Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(continued)
Atlantic Asset Securitization LLC 2.160%, due 11/01/18	$28,000,000	$28,000,000
Barton Capital Corp. 2.150%, due 11/06/18	10,000,000	9,997,014
2.180%, due 11/01/18	38,000,000	38,000,000
2.280%, due 11/14/18	13,000,000	12,989,296
2.290%, due 11/19/18	13,000,000	12,985,115
2.290%, due 12/11/18	25,000,000	24,936,389
Cancara Asset Securitisation LLC 2.260%, due 11/08/18	10,000,000	9,995,606
2.260%, due 11/19/18	30,000,000	29,966,100
2.270%, due 11/06/18	6,000,000	5,998,108
2.270%, due 11/28/18	25,000,000	24,957,438
2.280%, due 12/06/18	12,000,000	11,973,400
2.300%, due 12/17/18	15,000,000	14,955,917
Charta LLC 2.200%, due 11/14/18	15,000,000	14,988,083
Fairway Finance Corp. 2.250%, due 12/11/18	13,500,000	13,466,250
2.310%, due 12/17/18	4,000,000	3,988,193
Liberty Street Funding LLC 2.310%, due 01/04/19	22,000,000	21,909,653
2.320%, due 12/13/18	10,000,000	9,972,933
2.330%, due 01/07/19	40,000,000	39,826,545
2.350%, due 01/14/19	8,000,000	7,961,356
2.670%, due 03/01/19	19,000,000	18,830,900
LMA Americas LLC 2.290%, due 11/05/18	15,000,000	14,996,183
Manhattan Asset Funding Co. LLC 2.210%, due 11/14/18	28,000,000	27,977,654
Old Line Funding LLC 2.300%, due 01/03/19	30,000,000	29,879,250
2.300%, due 01/04/19	27,000,000	26,889,600
2.350%, due 01/22/19	23,000,000	22,939,433
2.400%, due 01/15/19	10,000,000	9,950,000
1 mo. USD LIBOR + 0.260%, 2.541%, due 11/06/18[1]	3,000,000	3,000,000
Sheffield Receivables Corp. 2.250%, due 11/13/18	8,000,000	7,994,000
2.250%, due 11/14/18	24,000,000	23,980,500
2.250%, due 11/26/18	8,000,000	7,987,500
2.320%, due 11/02/18	12,000,000	11,999,227
2.530%, due 01/25/19	17,000,000	16,898,449
Starbird Funding Corp. 2.160%, due 11/01/18	30,000,000	30,000,000
2.160%, due 11/05/18	22,000,000	21,994,720
2.200%, due 11/01/18	10,000,000	10,000,000
Thunder Bay Funding LLC 2.280%, due 12/17/18	10,000,000	9,970,867
2.310%, due 12/10/18	13,000,000	12,967,468
2.370%, due 12/11/18	35,000,000	34,812,653
Versailles Commercial Paper LLC 2.430%, due 12/03/18	30,000,000	29,935,200
1 mo. USD LIBOR + 0.220%, 2.494%, due 11/05/18[1]	15,000,000	15,000,000

	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
1 mo. USD LIBOR + 0.220%, 2.502%, due 11/19/18[1]	$23,000,000	$23,000,000

		839,611,832

Banking-non-US—14.35%
ANZ New Zealand International Ltd.
1 mo. USD LIBOR + 0.240%, 2.520%, due 11/16/18[1]	12,000,000	12,000,000
ASB Finance Ltd.
1 mo. USD LIBOR + 0.400%, 2.682%, due 11/19/18[1]	11,000,000	11,000,000
Bank of Nova Scotia
3 mo. USD LIBOR + 0.150%, 2.472%, due 11/20/18[1]	11,000,000	11,000,000
Barclays Bank PLC
1 mo. USD LIBOR + 0.310%, 2.590%, due 11/21/18[1,3]	34,000,000	34,000,000
3 mo. USD LIBOR + 0.340%, 2.682%, due 11/06/18[1,3]	18,000,000	18,000,000
Canadian Imperial Bank of Commerce
1 mo. USD LIBOR + 0.270%, 2.551%, due 11/07/18[1]	12,000,000	12,000,000
China Construction Bank Corp. 2.310%, due 11/14/18	10,000,000	9,991,658
2.330%, due 11/19/18	24,000,000	23,972,040
DBS Bank Ltd. 2.335%, due 12/21/18	24,000,000	23,922,167
2.350%, due 01/11/19	19,000,000	18,911,940
DnB NOR Bank ASA 2.400%, due 01/17/19	25,000,000	24,871,667
Federation Des Caisses 2.190%, due 11/01/18	39,000,000	39,000,000
2.240%, due 11/05/18	1,000,000	999,751
HSBC Bank PLC
3 mo. USD LIBOR + 0.170%, 2.568%, due 01/03/19[1]	12,000,000	12,000,000
Industrial & Commercial Bank of China Ltd. 2.200%, due 11/02/18	10,000,000	9,999,389
2.350%, due 11/14/18	60,000,000	59,949,083
2.370%, due 11/16/18	24,000,000	23,976,300
Mitsubishi UFJ Trust & Banking Corp. 2.260%, due 11/09/18	22,725,000	22,713,587
National Australia Bank Ltd.
1 mo. USD LIBOR + 0.230%, 2.510%, due 11/15/18[1]	14,000,000	14,000,000
Nationwide Building Society 2.290%, due 12/10/18	20,000,000	19,950,383
Sumitomo Mitsui Trust Bank Ltd. 2.290%, due 12/10/18	15,000,000	14,962,787
2.300%, due 12/05/18	20,000,000	19,956,556
2.560%, due 01/22/19	30,000,000	29,825,067

		467,002,375

Banking-US—0.92%
JP Morgan Securities LLC 2.320%, due 12/11/18	30,000,000	29,922,667

Prime CNAV Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
Commercial paper[2]—(concluded)
Energy-integrated—2.30%
Sinopec Century Bright Capital Investment Ltd. 2.320%, due 11/02/18	$40,000,000	$39,997,422
2.330%, due 11/06/18	35,000,000	34,988,674

		74,986,096

Finance-other—3.63%
CNPC Finance HK Ltd. 2.430%, due 11/06/18	18,000,000	17,993,925
2.440%, due 11/07/18	31,000,000	30,987,393
2.470%, due 11/06/18	23,000,000	22,992,110
2.570%, due 11/15/18	20,000,000	19,980,011
Collateralized Commercial Paper Co. LLC
1 mo. USD LIBOR + 0.280%, 2.559%, due 11/05/18[1]	13,000,000	13,000,000
3 mo. USD LIBOR + 0.190%, 2.571%, due 12/27/18[1]	13,000,000	13,000,000

		117,953,439

Total commercial paper (cost—$1,529,476,409)		1,529,476,409

Repurchase agreements—15.12%
Repurchase agreement dated 10/31/18 with Barclays Bank PLC, 2.190% due 11/01/18, collateralized by $407,971,100 US Treasury Notes, 2.875% due 10/15/21 to 10/31/23 (value—$408,000,051); proceeds: $400,024,333	400,000,000	400,000,000
Repurchase agreement dated 10/30/18 with BNP Paribas SA, 2.360% due 11/06/18, collateralized by $45,295,448 various asset-backed convertible bonds, zero coupon to 9.000% due 03/28/19 to 11/25/36; (value—$37,798,664); proceeds: $35,016,061	35,000,000	35,000,000

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/18 with BNP Paribas SA, 2.370% due 11/01/18, collateralized by $17,174,624 various asset-backed convertible bonds, 3.500% to 8.250% due 11/15/20 to 09/01/25; (value—$16,200,000); proceeds: $15,000,988	$15,000,000	$ 15,000,000
Repurchase agreement dated 10/31/18 with Goldman Sachs & Co., 2.180% due 11/01/18, collateralized by $30,000,000 Federal Farm Credit Bank obligation, 2.820% due 10/20/36, $50,000 Federal Home Loan Bank obligation, 1.750% due 06/12/20, $2,199,500 US Treasury Inflation Index Note, 0.250% due 01/15/25; (value—$27,540,018); proceeds: $27,001,635	27,000,000	27,000,000
Repurchase agreement dated 10/01/18 with Merrill Lynch Pierce Fenner & Smith, Inc., 2.760% due 12/05/18, collateralized by $1,365,958 various equity securities; (value—$16,050,007); proceeds: $15,074,750[3,4]	15,000,000	15,000,000
Total repurchase agreements (cost—$492,000,000)		492,000,000
Total investments (cost—$3,280,787,371 which approximates cost for federal income tax purposes)—100.84%		3,280,787,371

Liabilities in excess of other assets—(0.84)%		(27,435,946)
Net assets—100.00%		$3,253,351,425

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 28.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2018 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Time deposits	$—	$652,000,000	$—	$652,000,000
Certificates of deposit	—	607,310,962	—	607,310,962
Commercial paper	—	1,529,476,409	—	1,529,476,409
Repurchase agreements	—	492,000,000	—	492,000,000
Total	$—	$3,280,787,371	$—	$3,280,787,371

At October 31, 2018, there were no transfers between Level 1 and Level 2.

Prime CNAV Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]	Illiquid investment at period end. Illiquid assets, in the amount of $67,000,000, represented 2.06% of the Fund’s net assets at period end.
[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate (the United States overnight bank funding rate + 0.57%). The interest rate shown is the current rate as of October 31, 2018 and changes periodically. The maturity date reflects early put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2018.

See accompanying notes to financial statements.

Tax-Free Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
Municipal bonds and notes—90.49%
Alabama—1.37%
Tuscaloosa County Industrial Development Authority Revenue (Hunt Refining Project), Series A, 1.630%, VRD[1]	$25,000,000	$25,000,000
Tuscaloosa County Industrial Development Authority Revenue Refunding (Hunt Refining Project), Series D, 1.630%, VRD[1]	9,900,000	9,900,000

		34,900,000

Alaska—1.56%
Alaska International Airports Revenue Refunding (System), Series A, 1.580%, VRD	7,345,000	7,345,000
Valdez Marine Terminal Revenue Refunding (ExxonMobil Project) 1.690%, VRD	32,365,000	32,365,000

		39,710,000

Arizona—0.42%
Arizona Health Facilities Authority Revenue (Health Facilities Catholic West), Series A, 1.640%, VRD	10,750,000	10,750,000

California—0.30%
County of Los Angeles Tax And Revenue Anticipation Notes 4.000%, due 06/28/19	7,500,000	7,618,474

Colorado—1.12%
Colorado State Education Loan Program Tax And Revenue Anticipation Notes, Series A, 5.000%, due 06/27/19	10,000,000	10,220,842
Colorado State General Fund Tax And Revenue Anticipation Notes 4.000%, due 06/26/19	18,000,000	18,276,577

		28,497,419

District of Columbia—1.88%
District of Columbia University Revenue Refunding (Georgetown University), Series B, 1.610%, VRD	13,000,000	13,000,000
District of Columbia Water & Sewer Authority Revenue (Subordinate Lien), Subseries B-2, 1.600%, VRD	11,000,000	11,000,000
Metropolitan Washington, D.C. Airport Authority Airport System Revenue, Subseries D-2, 1.690%, VRD	23,810,000	23,810,000

		47,810,000

	Face Amount	Value
Municipal bonds and notes—(continued)
Florida—4.63%
Florida Municipal Power Agency Revenue (All Requirements Supply), Series C, 1.720%, VRD	$44,615,000	$44,615,000
JEA Water & Sewer System Revenue, Subseries A-1, 1.650%, VRD	24,380,000	24,380,000
Orange County Health Facilities Authority Revenue (The Nemours Foundation Project), Series B, 1.570%, VRD	36,235,000	36,235,000
Pinellas County Health Facilities Authority Revenue (Baycare Health) 1.660%, VRD	12,720,000	12,720,000

		117,950,000

Georgia—1.82%
Cobb County Tax Anticipation Notes 2.250%, due 11/30/18	10,000,000	10,005,082
Private Colleges & Universities Authority Revenue (Emory University), Series B-1, 1.570%, VRD	29,725,000	29,725,000
Series B-2, 1.520%, VRD	6,680,000	6,680,000

		46,410,082

Illinois—10.15%
Chicago O’Hare International Revenue (Third Lien), Series C, 1.610%, VRD	6,000,000	6,000,000
Illinois Development Finance Authority Revenue (Chicago Symphony Project) 1.620%, VRD	12,500,000	12,500,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project) 1.610%, VRD	21,700,000	21,700,000
Illinois Development Finance Authority Revenue (Lyric Opera Chicago Project) 1.620%, VRD	46,000,000	46,000,000
Illinois Finance Authority Revenue (Elmhurst Memorial Healthcare), Series D, 1.610%, VRD	10,000,000	10,000,000
Illinois Finance Authority Revenue (Gift of Hope Donor Project) 1.640%, VRD	10,700,000	10,700,000
Illinois Finance Authority Revenue (Northwestern Community Hospital), Series B, 1.610%, VRD	26,610,000	26,610,000
Illinois Finance Authority Revenue (OSF Healthcare System), Series B, 1.670%, VRD	10,000,000	10,000,000
Series C, 1.640%, VRD	10,000,000	10,000,000

Tax-Free Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
Municipal bonds and notes—(continued)
Illinois—(concluded)
Illinois Finance Authority Revenue (Steppenwolf Theatre Co. Project) 1.600%, VRD	$6,400,000	$6,400,000
Illinois Finance Authority Revenue (The University of Chicago Medical Center), Series E-1, 1.630%, VRD	18,810,000	18,810,000
Series E2, 1.650%, VRD	7,500,000	7,500,000
Illinois Finance Authority Revenue (University of Chicago), Series B, 1.580%, VRD	18,500,000	18,500,000
Illinois Finance Authority Revenue Refunding (Hospital Sisters Services, Inc.), Series G, 1.600%, VRD	4,000,000	4,000,000
Illinois Finance Authority Revenue Refunding (University of Chicago), Series C, 1.580%, VRD	34,760,000	34,760,000
Illinois State Toll Highway Authority Toll Highway Revenue (Senior Priority), Series A-1B, 1.600%, VRD	5,000,000	5,000,000
Series A-2B, 1.610%, VRD	5,000,000	5,000,000
Series A-2D, 1.600%, VRD	5,000,000	5,000,000

		258,480,000

Indiana—7.57%
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy, Inc. Project), Series A-5, 1.650%, VRD	27,055,000	27,055,000
Indiana Finance Authority Hospital Revenue (Indiana University Health, Inc.), Series A, 1.570%, VRD	27,050,000	27,050,000
Series C, 1.580%, VRD	33,055,000	33,055,000
Series D, 1.600%, VRD	15,440,000	15,440,000
Indiana Municipal Power Agency Power Supply Systems Revenue Refunding, Series B, 1.650%, VRD	12,515,000	12,515,000
Indiana State Finance Authority Revenue Refunding (Trinity Health), Series D-1, 1.590%, VRD	69,980,000	69,980,000
Indianapolis Multi-Family Housing Revenue (Capital Place-Covington) (FNMA Insured) 1.630%, VRD	7,500,000	7,500,000

		192,595,000

	Face Amount	Value
Municipal bonds and notes—(continued)
Louisiana—0.90%
East Baton Rouge Parish Industrial Development Board, Inc. Revenue (ExxonMobil Project), Series B, 1.690%, VRD	$15,000,000	$15,000,000
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Gulf Opportunity Zone (ExxonMobil Project), 1.690%, VRD	8,000,000	8,000,000

		23,000,000

Maryland—1.56%
Maryland Economic Development Corp. Revenue (Howard Hughes Medical Institute), Series A, 1.620%, VRD	31,185,000	31,185,000
Montgomery County Housing Development Corp. Opportunities Commission Multi-Family Revenue (GNMA/FNMA/FHLMC Insured), Series A, 1.600%, VRD	8,400,000	8,400,000

		39,585,000

Massachusetts—0.60%
Commonwealth of Massachusetts General Obligation Anticipation Notes, Series A, 4.000%, due 04/25/19	10,000,000	10,106,618
Massachusetts State Department of Transportation Metropolitan Highway System Revenue (Senior Lien), Series A-1, 1.590%, VRD	5,255,000	5,255,000

		15,361,618

Michigan—1.11%
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center Project) 1.670%, VRD	22,600,000	22,600,000
Michigan State Hospital Finance Authority Revenue (Trinity Health Credit), Series F, 1.590%, VRD	5,715,000	5,715,000

		28,315,000

Minnesota—0.09%
Midwest Consortium of Municipal Utilities Revenue (Draw Down-Association Financing Program), Series B, 1.590%, VRD	2,200,000	2,200,000

Mississippi—4.92%
Mississippi Business Finance Corp. Gulf Opportunity Zone (Chevron USA, Inc. Project), Series A, 1.580%, VRD	7,980,000	7,980,000

Tax-Free Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
Municipal bonds and notes—(continued)
Mississippi—(concluded)
Series A, 1.660%, VRD	$38,305,000	$38,305,000
Series C, 1.660%, VRD	38,275,000	38,275,000
Series G, 1.660%, VRD	40,540,000	40,540,000

		125,100,000

Missouri—1.31%
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (Ascension Healthcare), Series C-3, 1.610%, VRD	10,000,000	10,000,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Ascension Healthcare), Series C-5, 1.590%, VRD	4,000,000	4,000,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Washington University), Series B, 1.650%, VRD	6,100,000	6,100,000
St. Charles County Public Water Supply District No. 2 Refunding, Series A, 1.580%, VRD	13,175,000	13,175,000

		33,275,000

Nebraska—1.10%
Douglas County Hospital Authority No. 2 Revenue Refunding (Health Facilities for Children), Series A, 1.680%, VRD	27,920,000	27,920,000

New Hampshire—0.86%
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College), 1.560%, VRD	1,100,000	1,100,000
Series B, 1.660%, VRD	20,880,000	20,880,000

		21,980,000

New York—22.77%
Dutchess County Industrial Development Agency Civic Facilities Revenue (Marist College), Series A, 1.540%, VRD	3,130,000	3,130,000
Metropolitan Transportation Authority New York Dedicated Tax Fund, Subseries B-1, 1.600%, VRD	12,000,000	12,000,000
Subseries E-1, 1.660%, VRD	23,960,000	23,960,000
Subseries E-3, 1.700%, VRD	10,605,000	10,605,000
Subseries E-4, 1.600%, VRD	4,000,000	4,000,000

	Face Amount	Value
Municipal bonds and notes—(continued)
New York—(continued)
New York City Housing Development Corp. Revenue (Royal Properties) (FNMA Insured), Series A, 1.600%, VRD	$18,200,000	$18,200,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008), Series BB-2, 1.700%, VRD	12,715,000	12,715,000
Series BB-5, 1.650%, VRD	6,850,000	6,850,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Resolution), Series A, 1.670%, VRD	85,245,000	85,245,000
Series DD-2, 1.680%, VRD	5,000,000	5,000,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Series C, 1.600%, VRD	21,690,000	21,690,000
Subseries A-4, 1.650%, VRD	32,125,000	32,125,000
Subseries C-6, 1.600%, VRD	4,000,000	4,000,000
Subseries D-4, 1.640%, VRD	37,750,000	37,750,000
Subseries E-4, 1.680%, VRD	29,210,000	29,210,000
New York City, Subseries B-3, 1.580%, VRD	11,300,000	11,300,000
Subseries F-3, Series F, 1.700%, VRD	5,600,000	5,600,000
Subseries L-4, 1.660%, VRD	40,730,000	40,730,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University), Series A, 1.620%, VRD	58,445,000	58,445,000
Series A-2, 1.600%, VRD	6,025,000	6,025,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Royal), Series A, 1.600%, VRD	3,600,000	3,600,000
New York State Dormitory Authority Revenue State Supported Debt (City University), Series D, 1.600%, VRD	1,815,000	1,815,000
New York State Dormitory Authority Revenue State Supported Debt (University of Rochester), Series B, 1.680%, VRD	1,705,000	1,705,000

Tax-Free Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
Municipal bonds and notes—(continued)
New York—(concluded)
New York State Housing Finance Agency Revenue (Dock Street), Series A, 1.610%, VRD	$24,475,000	$24,475,000
New York State Housing Finance Agency Revenue (Housing-Dock Street), Series A, 1.610%, VRD	1,800,000	1,800,000
New York State Urban Development Corp. Revenue Refunding (Service Contract), Series A-5, 1.620%, VRD	4,755,000	4,755,000
Syracuse Industrial Development Agency Civic Facility Revenue (Syracuse University), Series A, 1.590%, VRD	2,750,000	2,750,000
Triborough Bridge & Tunnel Authority Revenue (General), Series B-3, 1.670%, VRD	37,600,000	37,600,000
Series C, 1.640%, VRD	6,500,000	6,500,000
Series C, 1.690%, VRD	58,460,000	58,460,000
Series F, 1.650%, VRD	5,000,000	5,000,000
Subseries B-2 1.620%, VRD	2,550,000	2,550,000

		579,590,000

North Carolina—0.62%
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue (Carolinas Healthcare) (AGM Insured), Series E, 1.650%, VRD	7,950,000	7,950,000
Raleigh Durham Airport Authority Airport Revenue (Carolinas Healthcare), Series C, 1.560%, VRD	7,885,000	7,885,000

		15,835,000

Ohio—1.20%
Middletown Hospital Facilities Revenue (Atrium Medical Center), Series B, 1.610%, VRD	24,460,000	24,460,000
Ohio (Common Schools), Series B, 1.550%, VRD	1,270,000	1,270,000
Series D, 1.480%, VRD	4,735,000	4,735,000

		30,465,000

Oregon—0.08%
Oregon Health & Science University Revenue, Series C, 1.640%, VRD	2,065,000	2,065,000

	Face Amount	Value
Municipal bonds and notes—(continued)
Pennsylvania—2.94%
Allegheny County Industrial Development Authority Revenue (Education Center Watson) 1.610%, VRD	$9,600,000	$9,600,000
Allegheny County Industrial Development Authority Revenue (Watson Institute of Friendship) 1.610%, VRD	14,045,000	14,045,000
Delaware River Port Authority of Pennsylvania & New Jersey Revenue Refunding, Series B, 1.600%, VRD	9,900,000	9,900,000
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University), Second Series, 1.600%, VRD	12,400,000	12,400,000
Philadelphia Authority for Industrial Development Lease Revenue Refunding, Series B-3, 1.600%, VRD	8,900,000	8,900,000
Westmoreland County Industrial Development Authority Revenue (Excela Health Project), Series B, 1.610%, VRD	20,065,000	20,065,000

		74,910,000

Rhode Island—0.04%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue Refunding (New England Institute of Technology) 1.610%, VRD	1,100,000	1,100,000

South Carolina—0.80%
Charleston County School District General Obligation, Series B, 5.000%, due 05/15/19	10,000,000	10,173,304
Richland County General Obligation Unlimited Notes 3.000%, due 02/27/19	10,000,000	10,039,333

		20,212,637

Tennessee—2.56%
Memphis Health Educational & Housing Facility Board Multi-Family Housing Revenue (Ashland Lakes II Apartments Project), Series A, 1.670%, VRD	5,580,000	5,580,000
Montgomery County Public Building Authority Pooled Financing Revenue (Tennessee County Loan Pool) 1.710%, VRD	51,100,000	51,100,000
Sevier County Public Building Authority (Local Government Public Improvement), Series B-1, 1.600%, VRD	8,500,000	8,500,000

		65,180,000

Tax-Free Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
Municipal bonds and notes—(continued)
Texas—11.64%
Austin Water & Wastewater Systems Revenue Refunding 1.600%, VRD	$8,000,000	$8,000,000
Harris County Cultural Educational Facilities Finance Corp. Revenue (Methodist Hospital), Subseries C-1, 1.700%, VRD	37,930,000	37,930,000
Subseries C-2, 1.700%, VRD	37,770,000	37,770,000
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems), Series A-2, 1.700%, VRD	27,805,000	27,805,000
Harris County Hospital District Revenue Refunding (Senior Lien) 1.620%, VRD	1,860,000	1,860,000
Lower Neches Valley Authority Industrial Development Corp. Revenue (ExxonMobil Project), 1.660%, VRD	69,200,000	69,200,000
Texas State, Veteran Bonds 1.650%, VRD	25,560,000	25,560,000
Texas State, Veteran Notes 4.000%, due 08/29/19	30,000,000	30,523,075
University of Texas Permanent University Fund System, Series A, 1.570%, VRD	1,200,000	1,200,000
University of Texas University Revenues (Financing Systems), Series B, 1.560%, VRD	15,630,000	15,630,000
University of Texas University Revenues Refunding (Financing System), Series B, 1.570%, VRD	40,905,000	40,905,000

		296,383,075

Utah—1.51%
Murray City Hospital Revenue (IHC Health Services, Inc.), Series C, 1.670%, VRD	29,400,000	29,400,000
Series D, 1.630%, VRD	8,890,000	8,890,000

		38,290,000

Virginia—1.88%
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical), Series A, 1.610%, VRD	29,885,000	29,885,000
Series D, 1.620%, VRD	18,055,000	18,055,000

		47,940,000

	Face Amount	Value
Municipal bonds and notes—(concluded)
Washington—0.12%
Washington Housing Finance Commission Multifamily Housing Revenue Refunding (Washington Terrace) 1.610%, VRD	$3,050,000	$3,050,000

Wisconsin—1.06%
Wisconsin Health & Educational Facilities Authority Revenue Series A, 1.650%, VRD	20,000,000	20,000,000
Series B, 1.600%, VRD	7,000,000	7,000,000

		27,000,000
Total municipal bonds and notes (cost—$2,303,478,305)		2,303,478,305

Tax-exempt commercial paper—9.34%
California—0.47%
San Diego County Water Authority 1.650%, due 11/05/18	12,000,000	12,000,000

Connecticut—0.59%
Yale University 1.660%, due 11/01/18	15,000,000	15,000,000

District of Columbia—0.39%
Washington D.C. Metropolitan Airport Authority 1.730%, due 11/23/18	10,000,000	10,000,000

Florida—0.59%
Miami-Dade County Water & Sewer Revenue 2.220%, due 11/01/18	15,000,000	15,000,000

Georgia—0.27%
Emory University 1.770%, due 01/09/19	7,000,000	7,000,000

Illinois—1.01%
Illinois Educational Facilities Authority Revenue 1.770%, due 12/03/18	25,786,000	25,786,000

Minnesota—0.41%
University of Minnesota 1.650%, due 11/01/18	10,500,000	10,500,000

New York—0.86%
New York State Power Authority 1.700%, due 11/08/18	22,000,000	22,000,000

Ohio—0.92%
Cleveland Clinic 1.740%, due 11/08/18	8,300,000	8,300,000
1.750%, due 12/11/18	5,000,000	5,000,000
1.720%, due 12/04/18	10,000,000	10,000,000

		23,300,000

Tax-Free Master Fund

Portfolio of investments—October 31, 2018 (unaudited)

	Face Amount	Value
Tax-exempt commercial paper—(continued)
Pennsylvania—1.35%
Montgomery County 1.670%, due 11/08/18	$5,000,000	$5,000,000
1.720%, due 12/03/18	10,000,000	10,000,000
1.730%, due 11/19/18	6,000,000	6,000,000
1.550%, due 11/01/18	13,250,000	13,250,000

		34,250,000

Texas—2.48%
Lower Colorado River Authority Revenue 1.800%, due 02/04/19	21,099,000	21,099,000
Methodist Hospital 1.690%, due 11/01/18	5,000,000	5,000,000
1.750%, due 12/04/18	15,000,000	15,000,000
University of Texas 1.240%, due 11/01/18	10,000,000	10,000,000

	Face Amount	Value
Tax-exempt commercial paper—(concluded)
Texas—(concluded)
1.530%, due 11/06/18	$6,000,000	$6,000,000
1.680%, due 11/08/18	6,000,000	6,000,000

		63,099,000
Total tax-exempt commercial paper (cost—$237,935,000)		237,935,000
Total investments (cost—$2,541,413,305 which approximates cost for federal income tax purposes)—99.83%		2,541,413,305

Other assets in excess of liabilities—0.17%		4,215,656
Net assets—100.00%		$2,545,628,961

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2018 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds and notes	$—	$2,303,478,305	$—	$2,303,478,305
Tax-exempt commercial paper	—	237,935,000	—	237,935,000
Total	$—	$2,541,413,305	$—	$2,541,413,305

At October 31, 2018, there were no transfers between Level 1 and Level 2.

Portfolio footnote

[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $34,900,000, represented 1.37% of the Fund’s net assets at period end.

Portfolio acronyms

AGM	Assured Guaranty Municipal Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
STRIP	Separated Trading of Registered Interest and Principal of Securities
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of October 31, 2018 and reset periodically.

See accompanying notes to financial statements.

Master Trust

Statement of assets and liabilities

October 31, 2018 (unaudited)

	Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Assets:
Investments, at value (cost—$10,470,465,206; $10,523,067,001; $6,752,947,917; $2,788,787,371 and $2,541,413,305, respectively)	$10,470,234,914	$10,523,067,001	$6,752,947,917	$2,788,787,371	$2,541,413,305
Repurchase agreements, at value (cost—$930,000,000; $3,820,000,000; $11,460,000,000; $492,000,000 and $0, respectively)	930,000,000	3,820,000,000	11,460,000,000	492,000,000	—
Total investments in securities, at value (cost—$11,400,465,206; $14,343,067,001; $18,212,947,917; $3,280,787,371 and $2,541,413,305, respectively)	$11,400,234,914	$14,343,067,001	$18,212,947,917	$3,280,787,371	$2,541,413,305
Cash	1,100,035	7,728,466	6,758,235	1,192,445	73,566
Receivable for interest	7,456,510	7,181,828	1,736,458	1,899,240	4,547,107
Total assets	11,408,791,459	14,357,977,295	18,221,442,610	3,283,879,056	2,546,033,978

Liabilities:
Payable for investments purchased	—	240,917,849	461,450,836	30,000,000	—
Payable to affiliate	1,893,445	2,406,737	2,756,511	527,631	405,017
Total liabilities	1,893,445	243,324,586	464,207,347	30,527,631	405,017

Net assets, at value	$11,406,898,014	$14,114,652,709	$17,757,235,263	$3,253,351,425	$2,545,628,961

See accompanying notes to financial statements.

Master Trust

Statement of operations

For the six months ended October 31, 2018 (unaudited)

	Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Investment income:
Interest	$111,481,816	$148,977,986	$171,813,753	$31,869,390	$19,164,751
Expenses:
Investment advisory and administration fees	5,067,860	7,594,525	8,773,563	1,474,030	1,427,481
Trustees’ fees and expenses	30,227	39,762	56,231	13,857	13,371
Total expenses	5,098,087	7,634,287	8,829,794	1,487,887	1,440,852
Net investment income	106,383,729	141,343,699	162,983,959	30,381,503	17,723,899
Net realized gains	24,754	3,855	91	—	—
Net change in unrealized depreciation	(490,372)	—	—	—	—
Net increase in net assets resulting from operations	$105,918,111	$141,347,554	$162,984,050	$30,381,503	$17,723,899

See accompanying notes to financial statements.

Master Trust

Statement of changes in net assets

	Prime Master Fund
	For the six months ended October 31, 2018 (unaudited)	For the year ended April 30, 2018
From operations:

Net investment income	$106,383,729	$84,310,664
Net realized gains	24,754	8,663
Net change in net unrealized depreciation	(490,372)	(386,387)
Net increase in net assets resulting from operations	105,918,111	83,932,940
Net increase in net assets from beneficial interest transactions	3,525,329,026	4,530,600,138
Net increase in net assets	3,631,247,137	4,614,533,078
Net assets:

Beginning of period	7,775,650,877	3,161,117,799
End of period	$11,406,898,014	$7,775,650,877

	Government Master Fund
	For the six months ended October 31, 2018 (unaudited)	For the year ended April 30, 2018
From operations:

Net investment income	$141,343,699	$168,920,555
Net realized gains (losses)	3,855	(140,090)
Net increase in net assets resulting from operations	141,347,554	168,780,465
Net decrease in net assets from beneficial interest transactions	(1,703,625,935)	(1,871,947,478)
Net decrease in net assets	(1,562,278,381)	(1,703,167,013)
Net assets:

Beginning of period	15,676,931,090	17,380,098,103
End of period	$14,114,652,709	$15,676,931,090

	Treasury Master Fund
	For the six months ended October 31, 2018 (unaudited)	For the year ended April 30, 2018
From operations:

Net investment income	$162,983,959	$192,464,538
Net realized gains	91	28,283
Net increase in net assets resulting from operations	162,984,050	192,492,821
Net decrease in net assets from beneficial interest transactions	(435,693,776)	(357,542,511)
Net decrease in net assets	(272,709,726)	(165,049,690)
Net assets:

Beginning of period	18,029,944,989	18,194,994,679
End of period	$17,757,235,263	$18,029,944,989

See accompanying notes to financial statements.

Master Trust

Statement of changes in net assets

	Prime CNAV Master Fund
	For the six months ended October 31, 2018 (unaudited)	For the year ended April 30, 2018
From operations:

Net investment income	$30,381,503	$24,630,400
Net realized gains	—	169
Net increase in net assets resulting from operations	30,381,503	24,630,569
Net increase in net assets from beneficial interest transactions	852,634,325	1,009,547,304
Net increase in net assets	883,015,828	1,034,177,873
Net assets:

Beginning of period	2,370,335,597	1,336,157,724
End of period	$3,253,351,425	$2,370,335,597

	Tax-Free Master Fund
	For the six months ended October 31, 2018 (unaudited)	For the year ended April 30, 2018
From operations:

Net investment income	$17,723,899	$25,073,238
Net realized gains	—	—
Net increase in net assets resulting from operations	17,723,899	25,073,238
Net increase (decrease) in net assets from beneficial interest transactions	(800,056,501)	985,153,890
Net increase (decrease) in net assets	(782,332,602)	1,010,227,128
Net assets:

Beginning of period	3,327,961,563	2,317,734,435
End of period	$2,545,628,961	$3,327,961,563

See accompanying notes to financial statements.

Prime Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2018 (unaudited)	Years ended April 30,
		2018	2017	2016	2015	2014
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.08%	0.09%	0.10%	0.10%	0.10%
Net investment income	2.09%[1]	1.41%	0.52%	0.26%	0.11%	0.11%
Supplemental data:
Total investment return[2]	1.05%	1.38%	0.64%	0.26%	0.11%	0.11%
Net assets, end of period (000’s)	$11,406,898	$7,775,651	$3,161,118	$17,197,266	$14,120,131	$15,763,737

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Government Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2018 (unaudited)	Year ended April 30, 2018	For the period from June 24, 2016[1] to April 30, 2017
Ratios to average net assets:
Expenses before fee waivers	0.10%[2]	0.10%	0.10%[2]
Expenses after fee waivers	0.10%[2]	0.10%	0.08%[2]
Net investment income	1.85%[2]	1.07%	0.43%[2]
Supplemental data:
Total investment return[3]	0.94%	1.08%	0.35%
Net assets, end of period (000’s)	$14,114,653	$15,676,931	$17,380,098

[1]	Commencement of operations.
[2]	Annualized.
[3]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Treasury Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2018 (unaudited)	Years ended April 30,
		2018	2017	2016	2015	2014
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.10%	0.10%	0.09%	0.06%	0.06%
Net investment income	1.85%[1]	1.08%	0.39%	0.08%	0.01%	0.01%
Supplemental data:
Total investment return[2]	0.94%	1.08%	0.38%	0.09%	0.01%	0.01%
Net assets, end of period (000’s)	$17,757,235	$18,029,945	$18,194,995	$11,883,911	$12,636,284	$12,511,157

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Prime CNAV Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2018 (unaudited)	Years ended April 30,		For the period from January 19, 2016[1] to April 30, 2016
		2018	2017
Ratios to average net assets:
Expenses before fee waivers	0.10%[2]	0.10%	0.10%	0.10%[2]
Expenses after fee waivers	0.10%[2]	0.10%	0.10%	0.00%[2,3]
Net investment income	2.04%[2]	1.34%	0.66%	0.43%[2]
Supplemental data:
Total investment return[4]	1.03%	1.32%	0.62%	0.12%
Net assets, end of period (000’s)	$3,253,351	$2,370,336	$1,336,158	$493,100

[1]	Commencement of operations.
[2]	Annualized.
[3]	Amount represents less than 0.005%.
[4]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Tax-Free Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2018 (unaudited)	Years ended April 30,
		2018	2017	2016	2015	2014
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.10%	0.10%	0.04%	0.04%	0.07%
Net investment income	1.23%[1]	0.93%	0.50%	0.03%	0.01%	0.01%
Supplemental data:
Total investment return[2]	0.63%	0.91%	0.46%	0.03%	0.01%	0.02%
Net assets, end of period (000’s)	$2,545,629	$3,327,962	$2,317,734	$1,377,088	$1,355,019	$1,391,038

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Master Trust

Notes to financial statements (unaudited)

Organization and significant accounting policies

Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Prime Master Fund, Treasury Master Fund, and Tax-Free Master Fund commenced operations on August 28, 2007. Prime CNAV Master Fund commenced operations on January 19, 2016 and Government Master Fund commenced operations on June 24, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Master Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): “Premium Amortization On Purchased Callable Debt Securities” (“ASU 2017-08”). The update provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. ASU 2017-08 will be effective for annual periods beginning after December 15, 2018. Management is currently assessing the potential impact of these changes to future financial statements.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update introduces new fair value disclosure requirements, eliminates some prior fair value disclosure requirements, and modifies certain existing fair value disclosure requirements. ASU 2018-13 will be effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Management is currently assessing the potential impact of these changes to future financial statements.

The following is a summary of significant accounting policies:

Valuation of investments

Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the net asset value of Prime Master Fund is calculated using market-based values, and the price of its beneficial interests fluctuate.

Master Trust

Notes to financial statements (unaudited)

Under Rule 2a-7, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund have adopted certain policies that enable them to use the amortized cost method of valuation. Government Master Fund and Treasury Master Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). Prime CNAV Master Fund and Tax-Free Master Fund operate as “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “government money market funds” and as “retail money market funds”, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund value their investments at amortized cost unless the Master Trust’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Master Funds’ portfolio investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value a Master Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

Each Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to each Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of each Master Fund’s Portfolio of investments.

Liquidity fee and/or redemption gates—Consistent with Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions from each of Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund or a redemption gate to temporarily restrict redemptions from those Master Funds in the event that any of Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below

Master Trust

Notes to financial statements (unaudited)

required minimums because of market conditions or other factors. If Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, the board is permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate to temporarily suspend the right of redemption. If any of Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets falls below 10% of the Fund’s total assets, the relevant Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board determines that such a fee would not be in the best interest of the Fund or determines that a lower or higher fee (subject to the 2% limit) would be in the best interest of the Fund. Liquidity fees would reduce the amount an interestholder receives upon redemption of its beneficial interests. Each of Prime Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund retains the liquidity fees for the benefit of remaining interest holders. For the period ended October 31, 2018, the Board of Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund did not impose any liquidity fees and/or redemption gates.

By operating as “government money market funds”, Government Master Fund and Treasury Master Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject Government Master Fund and Treasury Master Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Prime Master Fund, Government Master Fund, Treasury Master Fund, and Prime CNAV Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Master Trust

Notes to financial statements (unaudited)

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to each Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, each Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of each Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At October 31, 2018, each Master Fund owed UBS AM for investment advisory and administration services as follows:

Fund	Amounts owed to UBS AM
Prime Master Fund	$1,893,445
Government Master Fund	2,406,737
Treasury Master Fund	2,756,511
Prime CNAV Master Fund	527,631
Tax-Free Master Fund	405,017

In exchange for these fees, UBS AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of each Master Fund’s average daily net assets. At

October 31, 2018, UBS AM did not owe the Master Funds any additional reductions in management fees for independent trustees’ fees and expenses.

In addition, UBS AM may voluntarily undertake to waive fees in the event that Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At October 31, 2018, and during the period ended October 31, 2018, UBS AM did not owe and/or waive fees under such an additional fee waiver undertaking. Such waived fees are not subject to future recoupment.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being considered an interested trustee of the Master

Master Trust

Notes to financial statements (unaudited)

Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions.

During the six months ended October 31, 2018, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$—
Government Master Fund	—
Treasury Master Fund	—
Prime CNAV Master Fund	—
Tax-Free Master Fund	505,165,000

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Funds’ investment manager, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Beneficial interest transactions

Prime Master Fund

	For the six months ended October 31, 2018	For the year ended April 30, 2018
Contributions	$10,061,789,150	$13,108,820,052
Withdrawals	(6,536,460,124)	(8,578,219,914)
Net increase in beneficial interest	$3,525,329,026	$4,530,600,138

Government Master Fund

	For the six months ended October 31, 2018	For the year ended April 30, 2018
Contributions	$20,158,172,417	$41,851,410,669
Withdrawals	(21,861,798,352)	(43,723,358,147)
Net decrease in beneficial interest	$(1,703,625,935)	$(1,871,947,478)

Treasury Master Fund

	For the six months ended October 31, 2018	For the year ended April 30, 2018
Contributions	$18,448,037,605	$36,198,417,823
Withdrawals	(18,883,731,381)	(36,555,960,334)
Net decrease in beneficial interest	$(435,693,776)	$(357,542,511)

Master Trust

Notes to financial statements (unaudited)

Prime CNAV Master Fund

	For the six months ended October 31, 2018	For the year ended April 30, 2018
Contributions	$1,967,642,323	$2,253,080,114
Withdrawals	(1,115,007,998)	(1,243,532,810)
Net increase in beneficial interest	$852,634,325	$1,009,547,304

Tax-Free Master Fund

	For the six months ended October 31, 2018	For the year ended April 30, 2018
Contributions	$1,485,368,088	$2,439,842,988
Withdrawals	(2,285,424,589)	(1,454,689,098)
Net increase (decrease) in beneficial interest	$(800,056,501)	$985,153,890

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Prime Master Fund

Gross unrealized appreciation	$391,189
Gross unrealized depreciation	(621,481)
Net unrealized depreciation	$(230,292)

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded, as of October 31, 2018, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended October 31, 2018, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2018, and since inception for the Government Master Fund and the Prime CNAV Master Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Master Trust

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings; and (b) information regarding their weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Prime Master Fund and Prime CNAV Master Fund is available on a weekly basis at the same Web address.

Proxy voting policies, procedures and record

You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647- 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

Background—At a meeting of the board of Master Trust (the “Trust”) on July 17-18, 2018, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the management contract (the “Management Contract”) between UBS Asset Management (Americas) Inc. (“UBS AM”) and the Trust, with respect to Government Master Fund (“Government Master”), Prime CNAV Master Fund (“Prime CNAV Master”), Prime Master Fund (“Prime Master”), Treasury Master Fund (“Treasury Master”) and Tax-Free Master Fund (“Tax-Free Master” and, collectively with Government Master, Prime CNAV Master, Prime Master and Treasury Master, each a “Master Fund” and collectively the “Master Funds”). In preparing for the meeting, the Independent Trustees had requested and received extensive information from UBS AM to assist them, including information about UBS AM, as well as the advisory, administrative and distribution arrangements for the Master Funds. The board reviewed and discussed with management the materials initially provided by UBS AM prior to the scheduled board meeting. The Independent Trustees also met in executive session to review the disclosure that had been made to them. At these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering the approval of advisory and administration agreements.

In its consideration of the approval of the Management Contract, the board reviewed the following factors:

Nature, extent and quality of the services under the Management Contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Master Funds by UBS AM under the Management Contract. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS AM and its affiliates for the Master Funds and the corresponding SEC-registered “feeder funds” that invest in the Master Funds (the “Feeder Funds”). The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS AM concerning the management of each Master Fund’s and Feeder Fund’s affairs and UBS AM’s role in coordinating and overseeing providers of other services to the Master Funds and the Feeder Funds. The board’s evaluation of the services provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Master Funds’ and the Feeder Funds’ expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the senior personnel at UBS AM responsible for the Master Funds and the Feeder Funds and had previously met with and received information regarding the persons primarily responsible for their day-to-day management. The board recognized that several senior personnel at UBS AM report to the board regularly and that at each regular meeting the board receives a detailed report from UBS AM on each Master Fund’s and corresponding Feeder Fund’s performance. The board also considered, based on its knowledge of UBS AM and its affiliates, the financial resources available to UBS AM and its parent organization, UBS Group AG. In that regard, the board received extensive financial information regarding UBS AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It also was noted that UBS AM had approximately $174 billion in assets under management as of March 31, 2018 and was part of the UBS Asset Management Division, which had approximately $831 billion in assets under management worldwide as of March 31, 2018. The board also was cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS Group AG, UBS AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Management Contract.

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

Management fees and expense ratios—In conducting its review, the board noted that under the master-feeder structure, each Master Fund pays an investment advisory and administration fee (the “Contractual Management Fee”) to UBS AM, and, in turn, each Feeder Fund bears its corresponding Master Fund’s expenses in proportion to its investment in its corresponding Master Fund. Therefore, in making its determination regarding each Master Fund’s fees, the board assessed (i) each Master Fund’s Contractual Management Fee, Actual Management Fee (defined below) and overall expenses, (ii) each Feeder Fund’s portion of its Master Fund’s Contractual Management Fee and Actual Management Fee (defined below), and (iii) each Feeder Fund’s overall expenses.

In addition to reviewing each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee, the board also reviewed and considered any fee waiver and/or expense reimbursement arrangement and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”). The board noted that management proposed to extend the contractual fee waiver and/or expense reimbursement arrangements in place for the Select Prime Preferred Feeder Fund, Prime Preferred Feeder Fund, Tax-Free Preferred Feeder Fund, Select Treasury Preferred Feeder Fund, Select Government Preferred Feeder Fund, Select Prime Investor Feeder Fund, Prime Investor Feeder Fund, Tax-Free Investor Feeder Fund, Select Treasury Investor Feeder Fund, Select Government Investor Feeder Fund, Select Treasury Capital Feeder Fund and Select Government Capital Feeder Fund through August 31, 2019. The board also noted that management would pass through to the benefit of the Select Prime Investor Feeder Fund, Prime Investor Feeder Fund, Tax-Free Investor Feeder Fund, Select Treasury Investor Feeder Fund and Select Government Investor Feeder Fund certain waivers from financial intermediaries. With respect to a number of the Feeder Funds, the board also took note of UBS AM’s additional voluntary undertakings to waive fees/reimburse expenses as part of “yield flooring.” The board noted that such additional voluntary waiver/reimbursement arrangements are not contractually imposed and could change or terminate at any time and varied for particular Feeder Funds over the periods examined.

The board also received and considered information comparing each Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses and each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee and Actual Management Fee and each Feeder Fund’s overall expenses with those of funds in a group of funds selected and provided by Broadridge (“Broadridge”), an independent provider of investment company data (the “Expense Group”). With respect to Select Prime Investor Feeder Fund, Tax-Free Investor Feeder Fund, Select Treasury Investor Feeder Fund, Select Government Investor Feeder Fund and Prime Investor Feeder Fund, the board also received from Broadridge comparative data on a supplemental expense group of funds selected based on feeder fund asset size instead of master fund asset size (the “Supplemental Expense Group”).

In connection with its consideration of the management fees, the board also received information from UBS AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Master Funds because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Master Funds are subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS AM.

Government Master

Select Government Institutional Feeder Fund, Select Government Preferred Feeder Fund, Select Government Investor Feeder Fund, Select Government Capital Feeder Fund and RMA Government Money Market Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select Government Institutional Feeder Fund’s, Select Government Capital Feeder Fund’s and RMA Government Money Market Feeder Fund’s Actual Management Fees and RMA Government Money Market Feeder Fund’s total expenses, the Government Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account. (Below median fees or

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

expenses represent fees or expenses that are lower relative to the median, and above median fees or expenses represent fees or expenses that are higher relative to the median of the funds in the applicable Expense Group.)

Management noted that while the Select Government Institutional Feeder Fund’s Actual Management Fee was above the Expense Group median by 7 basis points (i.e., 0.07%), the Select Government Institutional Feeder Fund’s Contractual Management Fee and total expenses each were at the applicable Expense Group median. Management also noted that while the Select Government Capital Feeder Fund’s Actual Management Fee was above the Expense Group median by 2 basis points (i.e., 0.02%), the Select Government Capital Feeder Fund’s Contractual Management Fee and total expenses each were below the applicable Expense Group median. Management explained that these differentials were largely the result of the phase out of voluntary management fee waivers during the period, as the level of those waivers and the timing of their phase out varies and creates inconsistency when comparing management fees within the relevant Expense Group, especially where the Expense Group peers have different financial reporting periods. Management also stated that the Select Government Institutional Feeder Fund has a “unitary” fee structure, unlike many of the Expense Group peers.

Management explained that the RMA Government Money Market Feeder Fund’s higher relative Actual Management Fee and total expenses were primarily due to the Expense Group classification, but also may be impacted by the phase out of voluntary fee waivers during the period. Management noted that the RMA Government Money Market Feeder Fund, unlike most of its Expense Group, was designed to be offered and utilized as a sweep fund for brokerage accounts. As a result, the RMA Government Money Market Feeder Fund was likely to have a higher fee structure and a greater number of shareholders—resulting in higher transfer agency fees—compared to the non-sweep peers in the Expense Group that were likely to have a lower fee structure and fewer shareholders. Finally, Management noted that in comparison to a supplemental expense group of similar sweep money market funds identified by UBS AM, the RMA Government Money Market Feeder Fund’s Actual Management Fee was above the median by less than 2 basis points (i.e., 0.02%) and its total expenses were below the median by nearly 9 basis points (i.e., 0.09%).

Prime CNAV Master

Prime Reserves Feeder Fund, Prime Preferred Feeder Fund and Prime Investor Feeder Fund

The comparative Broadridge information showed that, with the exception of the Prime Reserves Feeder Fund’s Actual Management Fee, the Prime CNAV Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account.

Management noted that while the Prime Reserves Feeder Fund’s Actual Management Fee was above the Expense Group median by 8 basis points (i.e., 0.08%), the Prime Reserves Feeder Fund’s Contractual Management Fee and total expenses each were below the applicable Expense Group median. Management explained that these differentials were largely the result of the phase out of voluntary management fee waivers during the period, as the level of those waivers and the timing of their phase out varies and creates inconsistency when comparing management fees within the Expense Group, especially where the Expense Group peers have different financial reporting periods. Management also stated that the Prime Reserves Feeder Fund has a “unitary” fee structure, unlike many of the Expense Group peers.

Prime Master

Select Prime Institutional Feeder Fund, Select Prime Preferred Feeder Fund and Select Prime Investor Feeder Fund

The comparative Broadridge information showed that the Prime Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

the related Feeder Funds’ fees taken into account (with the Select Prime Preferred Feeder Fund’s Actual Management Fee and overall expenses the lowest in the Expense Group).

Treasury Master

Select Treasury Institutional Feeder Fund, Select Treasury Preferred Feeder Fund, Select Treasury Investor Feeder Fund and Select Treasury Capital Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select Treasury Institutional Feeder Fund’s Actual Management Fee, the Treasury Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account.

Management noted that the Select Treasury Institutional Feeder Fund’s Actual Management Fee was above the applicable Expense Group median by approximately 1 basis point (i.e., 0.01%), while the Select Treasury Institutional Feeder Fund’s Contractual Management Fee and total expenses each were at or below the applicable Expense Group median. Management explained that these differentials were largely the result of the phase out of voluntary management fee waivers during the period, as the level of those waivers and the timing of their phase out varies and creates inconsistency when comparing management fees within the Expense Group, especially where the Expense Group peers have different financial reporting periods. Management also stated that the Select Treasury Institutional Feeder Fund has a “unitary” fee structure, unlike many of the Expense Group peers.

Tax-Free Master

Tax-Free Reserves Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund

The comparative Broadridge information showed that, with the exception of the Tax-Free Reserves Feeder Fund’s and Tax-Free Preferred Feeder Fund’s Actual Management Fee, the Tax-Free Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account.

Management noted that the Tax-Free Reserves Feeder Fund’s and the Tax-Free Preferred Feeder Fund’s Actual Management Fees were above the applicable Expense Group median by less than 7 basis points (i.e., 0.07%) and less than 3 basis points (i.e., 0.03%), respectively (with the Tax-Free Reserve Feeder Fund’s Actual Management Fees the highest in the Expense Group), while the total expenses were below median. Management explained that these differentials were largely the result of the phase out of voluntary management fee waivers during the period, as the level of those waivers and the timing of their phase out varies and creates inconsistency when comparing management fees within the relevant Expense Group, especially where the Expense Group peers have different financial reporting periods. Management noted that the Tax-Free Reserves Feeder Fund and the Tax-Free Preferred Feeder Fund have a “unitary” fee structure, unlike many of the Expense Group peers.

In light of the foregoing, the board determined that the management fees for each of Government Master, Prime CNAV Master, Prime Master, Treasury Master and Tax-Free Master were reasonable in light of the nature, extent and quality of services provided to each Master Fund under the Management Contract.

Fund performance—In considering each Master Fund’s performance, the board received and considered (a) annualized total return information of each Feeder Fund compared to other funds (the “Performance Universe”) selected by Broadridge over the one-, three-, five- and ten-year (or shorter) periods, as applicable to a Feeder Fund, and since inception, in each case ended April 30, 2018 and (b) annualized performance information for each year in the ten-year period ended April 30, 2018. Although the board received information for the ten-year and since inception periods, in its analysis, it generally placed greater emphasis on the one-, three- and five-year periods. The board was provided with a description of the methodology Broadridge used to determine the similarity of each Feeder

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

Fund with the funds included in its Performance Universe. The board noted that each Feeder Fund’s performance is correlated with its corresponding Master Fund’s performance, with the only difference being the administrative, distribution and shareholder service fees or other expenses paid at the Feeder Fund level.

Government Master

Select Government Institutional Feeder Fund, Select Government Preferred Feeder Fund, Select Government Investor Feeder Fund, Select Government Capital Feeder Fund and RMA Government Money Market Feeder Fund

The comparative Broadridge information showed that the performance of the RMA Government Money Market Feeder Fund, the Select Government Preferred Feeder Fund and the Select Government Capital Feeder Fund, which each commenced operations in June 2016, the Select Government Institutional Feeder Fund, which commenced operations in July 2016, and the Select Government Investor Feeder Fund, which commenced operations in August 2016, was above its corresponding Performance Universe median for the one-year period and since inception. (Below median performance represents performance that is worse relative to the median and above median performance represents performance that is better relative to the median.)

Prime CNAV Master

Prime Reserves Feeder Fund, Prime Preferred Feeder Fund and Prime Investor Feeder Fund

The comparative Broadridge information showed that the performance of the Prime Reserves Feeder Fund, the Prime Preferred Feeder Fund and the Prime Investor Feeder Fund, which each commenced operations in January 2016, was above its corresponding Performance Universe median for the one-year period and since inception.

Prime Master

Select Prime Institutional Feeder Fund, Select Prime Preferred Feeder Fund and Select Prime Investor Feeder Fund

The comparative Broadridge information showed that the performance of the Select Prime Institutional Feeder Fund and the Select Prime Preferred Feeder Fund was above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods, as applicable, and since inception, and the performance of the Select Prime Investor Feeder Fund was below its corresponding Performance Universe median for the one-, three- and five-year periods and since inception. Management explained that the Select Prime Investor Feeder Fund’s relative underperformance was largely attributed to material changes in the composition of the Broadridge Retail Money Market category in late 2016 due to the introduction of floating net asset value (i.e., “FNAV”) pricing across all non-government institutional money market funds. Management noted that non-government money market funds previously were separated into “institutional” and “retail” categories based largely on the minimum initial investment requirement applicable to all underlying investors (i.e., higher minimum investments and lower total expense ratios for institutional money market funds relative to other money market funds). Management stated that, following regulatory changes, non-government money market funds are now separated into “institutional” and “retail” categories based on whether the fund uses FNAV pricing or constant net asset value (i.e., “CNAV”) pricing, respectively. Management explained that the performance of the Select Prime Investor Feeder Fund was now compared to all other non-government CNAV funds, including funds with higher investment minimums and/or lower expense ratios, which may lead to a wider differential between best- and worst-performing funds in the category and result in less favorable performance rankings of the Select Prime Investor Feeder Fund since expenses can materially impact net yields. Finally, Management noted that in comparison to a “Performance Group” of the same funds comprising the Expense Group, the Select Prime Investor Feeder Fund’s performance was at the Performance Group median for the one-year period and below median by 2 basis points (i.e., 0.02%), 1 basis point (i.e., 0.01%) and 1 basis point (i.e., 0.01%), respectively, for the three- and five-year periods and since inception.

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

Treasury Master

Select Treasury Institutional Feeder Fund, Select Treasury Preferred Feeder Fund, Select Treasury Investor Feeder Fund and Select Treasury Capital Feeder Fund

The comparative Broadridge information showed that the performance of the Select Treasury Institutional Feeder Fund, the Select Treasury Preferred Feeder Fund, the Select Treasury Investor Feeder Fund and the Select Treasury Capital Feeder Fund was above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods, as applicable, and since inception.

Tax-Free Master

Tax-Free Reserves Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund

The comparative Broadridge information showed that the performance of the Tax-Free Reserves Feeder Fund and the Tax-Free Preferred Feeder Fund was above its corresponding Performance Universe median for the one-, three- and five-year periods and since inception, and the performance of the Tax-Free Investor Feeder Fund was below the Performance Universe median for the one-, three- and five-year periods and since inception. Management explained that the Tax-Free Investor Feeder Fund’s relative underperformance was largely attributed to material changes in the composition of the Broadridge Retail Tax-Exempt Money Market category in late 2016 due to the introduction of FNAV pricing across all non-government institutional money market funds. Management noted that non-government money market funds previously were separated into “institutional” and “retail” categories based largely on the minimum initial investment requirement applicable to all underlying investors (i.e., higher minimum investments and lower total expense ratios for institutional money market funds relative to other money market funds). Management stated that, following regulatory changes, non-government money market funds are now separated into “institutional” and “retail” categories based on whether the fund uses FNAV pricing or CNAV pricing, respectively. Management explained that the performance of the Tax-Free Investor Feeder Fund was now compared to all other tax-exempt CNAV funds, including funds with higher investment minimums and/or lower expense ratios, which may lead to a wider differential between best- and worst-performing funds in the category and result in less favorable performance rankings of the Tax-Free Investor Feeder Fund since expenses can materially impact net yields. Finally, Management noted that in comparison to a “Performance Group” of the same funds comprising the Expense Group, the Tax-Free Investor Feeder Fund’s performance was in the first quintile of the Performance Group for the one-, three- and five-year periods and since inception. (The first quintile consists of the best performing funds in the relevant category.)

Based on its review, the board concluded that each Master Fund’s investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS AM and its affiliates in providing services to the Master Funds and the Feeder Funds. The board also received profitability information with respect to the UBS New York fund complex as a whole. UBS AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Master Funds and the Feeder Funds.

Economies of scale—The board received and considered information from management regarding whether UBS AM realized economies of scale as the Master Funds’ assets grew, whether the Master Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Master Funds. The board considered whether economies of scale in the provision of services to the Master Funds were being passed along to the Feeder Funds’ shareholders.

The board noted that although each Master Fund’s Contractual Management Fee contained breakpoints at higher asset levels, economies of scale might inure more to UBS AM because UBS AM paid most of each Master Fund’s non-management operating expenses under the “unitary” fee structure. Overall, the board considered the sharing of economies of scale with the shareholders of the Feeder Funds acceptable.

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

Other benefits to UBS AM—The board considered other benefits received by UBS AM and its affiliates as a result of its relationship with the Master Funds and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders and to others. In light of the costs of providing investment advisory, administrative and other services to the Master Funds, the costs of providing administrative services to the Feeder Funds and UBS AM’s ongoing commitment to the Master Funds and the Feeder Funds, the profits and other ancillary benefits that UBS AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board, including a majority of the Independent Trustees, approved the Management Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Management Contract in private sessions with their independent legal counsel at which no representatives of UBS AM were present.

Trustees

Meyer Feldberg

Chairman

Alan S. Bernikow

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Principal Officers

Igor Lasun

President

Mark F. Kemper

Vice President and Secretary

Joanne M. Kilkeary

Vice President, Treasurer and

Principal Accounting Officer

Lisa DiPaolo

Vice President

Elbridge T. Gerry III

Vice President

Robert Sabatino

Vice President

David J. Walczak

Vice President

Manager

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Placement Agent

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

The financial information included herein is taken from the records of the Funds without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of interests in the Funds unless accompanied or preceded by an offering document.

© UBS 2018. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Item 2.  Code of Ethics.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 3.  Audit Committee Financial Expert.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 4.  Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.  Investments.

(a) Included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Asset Management (Americas) Inc., One North Wacker Drive, Chicago, IL 60606, Attn: Mark Kemper, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11.  Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not	applicable to the registrant.

Item 13.  Exhibits.

(a)	(1) Code of Ethics – Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)

(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(a)	(4) Change in the registrant is independent public accountant - not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Trust

By:	/s/ Igor Lasun
Igor Lasun
President

Date:	January 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Igor Lasun
Igor Lasun
President

Date:	January 7, 2019

By:	/s/ Joanne M. Kilkeary
Joanne M. Kilkeary
Vice President, Treasurer and Principal Accounting Officer

Date:	January 7, 2019